UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-3591
CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2007

Item 1. Schedule of Investments.
CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 60.6%	Shares	Value

Aerospace & Defense - 0.1%
BE Aerospace, Inc.*	14,300	$453,310
Innovative Solutions & Support, Inc.*	3,600	91,152

		544,462

Air Freight & Logistics - 0.5%
FedEx Corp.	12,100	1,299,903
United Parcel Service, Inc., Class B	17,500	1,226,750

		2,526,653

Airlines - 0.4%
Continental Airlines, Inc., Class B*	32,300	1,175,397
UAL Corp.*	21,400	816,838

		1,992,235

Auto Components - 0.1%
Autoliv, Inc.	4,500	256,995

Automobiles - 0.3%
Harley-Davidson, Inc.	24,600	1,445,250

Biotechnology - 0.8%
Amgen, Inc.*	59,100	3,302,508
Gilead Sciences, Inc.*	7,700	589,050

		3,891,558

Capital Markets - 2.4%
Goldman Sachs Group, Inc.	33,600	6,942,768
Legg Mason, Inc.	18,000	1,695,780
Nuveen Investments, Inc.	60,300	2,852,190

		11,490,738

Chemicals - 0.7%
H.B. Fuller Co.	49,300	1,344,411
Lubrizol Corp.	900	46,377
Praxair, Inc.	29,900	1,882,504

		3,273,292

Commercial Banks - 2.6%
M&T Bank Corp.	19,400	2,247,102
US Bancorp	75,000	2,622,750
Wachovia Corp.	106,077	5,839,539
Wells Fargo & Co.	45,400	1,563,122

		12,272,513

EQUITY SECURITIES - 60.6%	Shares	Value

Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	34,100	899,899
United Stationers, Inc.*	13,900	832,888

		1,732,787

Communications Equipment - 1.3%
Cisco Systems, Inc.*	171,900	4,388,607
Motorola, Inc.	93,700	1,655,679
QUALCOMM, Inc.	1,100	46,926

		6,091,212

Computers & Peripherals - 2.8%
Apple, Inc.*	3,600	334,476
Dell, Inc.*	56,100	1,302,081
EMC Corp.*	46,600	645,410
Hewlett-Packard Co.	104,800	4,206,672
International Business Machines Corp.	56,400	5,316,264
Lexmark International, Inc.*	21,100	1,233,506

		13,038,409

Consumer Finance - 1.2%
American Express Co.	28,400	1,601,760
Capital One Financial Corp.	18,700	1,411,102
First Marblehead Corp.	33,550	1,506,060
SLM Corp.	30,400	1,243,360

		5,762,282

Containers & Packaging - 0.1%
AptarGroup, Inc.	5,500	368,115
Sealed Air Corp.	400	12,640

		380,755

Diversified Financial Services - 4.6%
Bank of America Corp.	160,930	8,210,648
CIT Group, Inc.	62,100	3,286,332
First Republic Preferred Capital Corp., Preferred(e)	500	544,000
JPMorgan Chase & Co.	116,720	5,646,914
MFH Financial Trust I, Preferred(e)	20,000	2,045,000
Roslyn Real Estate Asset Corp., Preferred	2	201,375
WoodBourne Pass-Through Trust, Preferred(e)	20	2,003,125

		21,937,394

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	217,377	8,571,175

EQUITY SECURITIES - 60.6%	Shares	Value

Electric Utilities - 0.4%
Cleco Corp.	39,300	1,015,119
IDACORP, Inc.	25,000	846,000

		1,861,119

Electrical Equipment - 0.6%
Cooper Industries Ltd.	1,800	80,982
Genlyte Group, Inc.*	27,300	1,926,015
Woodward Governor Co.	14,600	601,082

		2,608,079

Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc.*	13,600	458,184
Amphenol Corp.	16,600	1,071,862
AVX Corp.	82,200	1,249,440

		2,779,486

Energy Equipment & Services - 1.2%
Grant Prideco, Inc.*	12,500	623,000
Smith International, Inc.	48,100	2,311,205
Tidewater, Inc.	14,600	855,268
Universal Compression Holdings, Inc.*	27,700	1,874,736

		5,664,209

Food & Staples Retailing - 0.0%
CVS Corp.	3,866	131,985

Food Products - 1.6%
General Mills, Inc.	53,700	3,126,414
Kellogg Co.	75,700	3,893,251
TreeHouse Foods, Inc.*	10,700	326,029

		7,345,694

Gas Utilities - 1.4%
Energen Corp.	43,900	2,234,071
Oneok, Inc.	83,400	3,753,000
Questar Corp.	7,900	704,759

		6,691,830

Health Care Equipment & Supplies - 0.4%
Becton Dickinson & Co.	24,800	1,906,872
Medtronic, Inc.	800	39,248

		1,946,120

Health Care Providers & Services - 3.8%
AmerisourceBergen Corp.	51,000	2,690,250
Cardinal Health, Inc.	49,800	3,632,910
Cigna Corp.	18,200	2,596,412
Coventry Health Care, Inc.*	29,500	1,653,475
Express Scripts, Inc.*	9,900	799,128
Laboratory Corp. of America Holdings, Inc.*	20,100	1,459,863
McKesson Corp.	59,100	3,459,714
WellCare Health Plans, Inc.*	17,800	1,517,450

		17,809,202

EQUITY SECURITIES - 60.6%	Shares	Value

Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	39,100	1,610,529
Starbucks Corp.*	58,500	1,834,560

		3,445,089

Household Products - 2.2%
Colgate-Palmolive Co.	18,100	1,208,899
Kimberly-Clark Corp.	30,000	2,054,700
Procter & Gamble Co.	111,215	7,024,339

		10,287,938

Independent Power Producers & Energy Traders - 0.4%
Black Hills Corp.	47,000	1,728,190

Industrial Conglomerates - 1.1%
3M Co.	69,200	5,288,956

Insurance - 2.9%
21st Century Insurance Group	5,900	125,080
ACE Ltd.	9,500	542,070
American Physicians Capital, Inc.*	3,200	128,256
Chubb Corp.	32,100	1,658,607
Commerce Group, Inc.	20,700	621,828
Conseco, Inc., Preferred	67,000	1,585,220
Hartford Financial Services Group, Inc.	11,000	1,051,380
Lincoln National Corp.	9,800	664,342
Phoenix Co.’s, Inc.	4,300	59,684
Prudential Financial, Inc.	23,000	2,075,980
Safeco Corp.	2,300	152,789
StanCorp Financial Group, Inc.	12,300	604,791
The Travelers Co.’s, Inc.	71,400	3,696,378
Unum Provident Corp.	26,600	612,598
W.R. Berkley Corp.	2,000	66,240

		13,645,243

Internet & Catalog Retail - 0.1%
Expedia, Inc.*	24,800	574,864
Liberty Media Holding Corp. — Interactive*	775	18,461

		593,325

IT Services - 1.5%
Acxiom Corp.	13,200	282,348
Automatic Data Processing, Inc.	68,900	3,334,760
First Data Corp.	44,100	1,186,290
Fiserv, Inc.*	33,000	1,750,980
Tyler Technologies, Inc.*	28,400	360,680

		6,915,058

EQUITY SECURITIES - 60.6%	Shares	Value

Life Sciences — Tools & Services - 0.0%
Applera Corp. — Applied Biosystems Group	3,600	106,452

Machinery - 2.6%
Danaher Corp.	31,400	2,243,530
Illinois Tool Works, Inc.	73,000	3,766,800
Nordson Corp.	11,900	552,874
Parker Hannifin Corp.	25,500	2,200,905
Terex Corp.*	46,100	3,308,136
Valmont Industries, Inc.	4,100	237,103

		12,309,348

Media - 2.8%
Cox Radio, Inc.*	23,000	313,950
Gray Television, Inc.	53,100	553,302
Lin TV Corp.*	28,700	456,330
McGraw-Hill Co.’s, Inc.	82,900	5,212,752
Omnicom Group, Inc.	10,700	1,095,466
Radio One, Inc.*	44,600	288,116
Time Warner, Inc.	206,500	4,072,180
Warner Music Group Corp.	64,600	1,102,076

		13,094,172

Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	3,400	164,560

Multiline Retail - 1.8%
Kohl’s Corp.*	46,500	3,562,365
Nordstrom, Inc.	53,900	2,853,466
Target Corp.	32,800	1,943,728

		8,359,559

Multi-Utilities - 1.1%
MDU Resources Group, Inc.	87,350	2,510,439
NiSource, Inc.	115,300	2,817,932
OGE Energy Corp.	1,400	54,320

		5,382,691

Office Electronics - 0.3%
Xerox Corp.*	73,000	1,232,970

Oil, Gas & Consumable Fuels - 2.9%
Chesapeake Energy Corp.	1,500	46,320
EOG Resources, Inc.	78,600	5,607,324
Kinder Morgan, Inc.	18,200	1,937,390
Plains Exploration & Production Co.*	15,000	677,100
St Mary Land & Exploration Co.	10,700	392,476
XTO Energy, Inc.	94,600	5,185,026

		13,845,636

EQUITY SECURITIES - 60.6%	Shares	Value

Personal Products - 0.1%
Playtex Products, Inc.*	26,000	352,820

Pharmaceuticals - 2.3%
Barr Pharmaceuticals, Inc.*	33,400	1,548,090
Johnson & Johnson	46,200	2,784,012
Pfizer, Inc.	261,700	6,610,542

		10,942,644

Real Estate Investment Trusts - 0.2%
CapitalSource, Inc.	10,100	253,813
HRPT Properties Trust	13,900	170,970
Thornburg Mortgage, Inc.	29,700	772,200

		1,196,983

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	13,900	475,102

Road & Rail - 0.2%
Avis Budget Group, Inc.	34,300	937,076

Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	82,800	1,583,964
Lam Research Corp.*	32,000	1,514,880
MEMC Electronic Materials, Inc.*	6,400	387,712
Micron Technology, Inc.*	4,700	56,776
Novellus Systems, Inc.*	64,400	2,062,088
Nvidia Corp.*	14,000	402,920
Texas Instruments, Inc.	52,100	1,568,210

		7,576,550

Software - 2.2%
Adobe Systems, Inc.*	58,500	2,439,450
BEA Systems, Inc.*	68,500	793,915
BMC Software, Inc.*	20,700	637,353
Microsoft Corp.	242,500	6,758,475

		10,629,193

Specialty Retail - 2.2%
Best Buy Co., Inc.	28,100	1,369,032
Gap, Inc.	31,200	536,952
Home Depot, Inc.	95,700	3,516,018
Limited Brands, Inc.	12,600	328,356
Office Depot, Inc.*	43,000	1,511,020
Staples, Inc.	122,350	3,161,524

		10,422,902

Textiles, Apparel & Luxury Goods - 0.6%
Nike, Inc., Class B	25,300	2,688,378

EQUITY SECURITIES - 60.6%	Shares	Value

Thrifts & Mortgage Finance - 0.6%
Freddie Mac	2,700	160,623
Washington Mutual, Inc.	61,497	2,483,249

		2,643,872

Total Equity Securities (Cost $245,503,682)		286,310,141

	Principal
CORPORATE BONDS - 18.6%	Amount	Value

ACLC Business Loan Receivables Trust, 5.97%, 10/15/21 (e)(r)	$386,569	374,500
AgFirst Farm Credit Bank, 7.30%, 10/14/49 (e)	1,750,000	1,774,045
Alliance Mortgage Investments, 12.59%, 6/1/10 (r)	376,666	301,333
American Express Co, 5.462%, 12/1/33 (r)	1,000,000	1,001,130
APL Ltd., 8.00%, 1/15/24	440,000	409,200
Archstone-Smith Operating Trust, 5.25%, 12/1/10	1,000,000	998,885
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	2,500,000	1,364,031
Atmos Energy Corp., 5.735%, 10/15/07 (r)	2,000,000	2,000,223
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,955,000	1,942,214
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,050,000	1,184,032
BF Saul, 7.50%, 3/1/14	500,000	510,000
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	320,000	312,000
CAM US Finance SA Sociedad Unipersonal, 5.51%, 2/1/10 (e)(r)	1,000,000	999,850
Cardinal Health, Inc., 5.63%, 10/2/09 (e)(r)	750,000	750,895
Chase Funding Mortgage Loan, 4.045%, 5/25/33	1,759,618	1,737,867
Chesapeake Energy Corp., 6.50%, 8/15/17	400,000	395,000
CIT Group, Inc., 6.10% to 03/01/17, floating rate thereafter to 3/15/67 (r)	500,000	483,818
Collegiate Funding Services Education Loan Trust I, 5.29%, 12/28/43 (r)	3,000,000	3,008,430
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	1,000,000	1,008,374
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,421,559
DiGerinomo Aggregates LLC VRDN, 5.38%, 1/1/15 (r)	2,290,000	2,290,000
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	436,703
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	997,372
First National Bank of Omaha, 7.32%, 12/1/10	350,000	355,782
Fort Knox Military Housing , 5.815%, 2/15/52 (e)	1,500,000	1,529,955
Glitnir banki HF:
5.80%, 1/21/11 (e)(r)	1,000,000	999,970
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,250,000	1,297,803
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	978,183
Goldman Sachs Group, Inc., 6.345%, 2/15/34	1,200,000	1,188,008
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	1,300,000	1,262,401
HRPT Properties Trust, 5.95%, 3/16/11 (r)	1,500,000	1,499,942
HSBC Finance Corp., 5.836%, 2/15/08	2,000,000	2,009,110
Impac CMB Trust:
5.59%, 5/25/35 (r)	1,801,028	1,804,784
5.64%, 8/25/35 (r)	518,990	519,819

	Principal
CORPORATE BONDS - 18.6%	Amount	Value

Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,414,587
Interpool Capital Trust, 9.875%, 2/15/27	3,250,000	3,380,000
JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	750,000	780,510
JPMorgan Chase & Co., 4.76%, 10/28/08 (r)	2,000,000	1,999,062
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,000,000	999,518
Kaupthing Bank HF:
5.51%, 12/1/09 (r)	500,000	495,842
5.75%, 10/4/11 (e)	1,000,000	1,015,745
Leucadia National Corp., 7.125%, 3/15/17 (e)	2,500,000	2,460,116
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	10,770
8.30%, 12/1/37 (e)(m)*	3,200,000	16,000
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	750,000	739,103
Meridian Funding Co. LLC, 5.675%, 6/9/08 (r)	833,327	831,906
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	1,100,000	1,050,280
Midwest Family Housing LLC, 5.531%, 1/1/51 (e)	750,000	729,563
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,055,626
NextSTUDENT Master Trust I, 5.29%, 6/1/41 (e)(r)	4,000,000	4,000,000
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	750,000	762,870
5.78%, 10/1/36 (e)	750,000	763,958
Orkney Re II plc, Series B, 8.376%, 12/21/35 (b)(e)(r)	1,000,000	850,000
Pacific Beacon LLC, 5.638%, 7/15/51 (e)	960,000	940,272
Pacific Pilot Funding Ltd., 6.11%, 10/20/16 (e)(r)	987,651	986,628
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	514,296
Pioneer Natural Resources Co.:
5.875%, 7/15/16	800,000	745,303
6.875%, 5/1/18	2,850,000	2,802,828
Preferred Term Securities IX Ltd., 6.116%, 4/3/33 (e)(r)	1,000,000	1,005,670
Prudential Financial, Inc., 5.49%, 6/13/08 (r)	1,500,000	1,502,191
RBS Capital Trust IV STEP, 6.15%, 9/29/49 (r)	1,500,000	1,530,555
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	945,000	939,221
Reed Elsevier Capital, Inc., 5.685%, 6/15/10 (r)	1,500,000	1,499,961
Richmond County Capital Corp., 8.318%, 7/15/49	1,500,000	1,505,625
Salvation Army, 5.46%, 9/1/16	140,000	141,635
Security Capital Assurance Ltd, 6.88% to 9/30/17, floating rate thereafter to 12/31/49 (e)(r)	1,250,000	1,261,163
Sovereign Bank, 4.00%, 2/1/08	2,000,000	1,977,444
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	350,887
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	26,791,104	3,504,276
Whitney National Bank, 5.825%, 4/1/17	1,000,000	990,483

Total Corporate Bonds (Cost $92,051,865)		87,701,112

MUNICIPAL OBLIGATIONS - 0.0%

Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	750,000	227,630

Total Municipal Obligations (Cost $750,000)		227,630

TAXABLE MUNICIPAL OBLIGATIONS - 10.6%

Adams-Friendship Area Wisconsin School District GO Bonds, 5.37%, 3/1/16	185,000	184,214
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	5,000,000	3,982,600
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	1,050,000	1,024,674
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	500,000	497,440
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	187,135
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	492,245
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	1,470,000	1,189,598
5.48%, 8/1/11	660,000	671,081
5.01%, 8/1/15	1,000,000	988,410
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	272,743
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,000,000	1,007,250
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,500,000	1,535,295
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,219,470
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,000,000	930,080
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	500,000	510,635
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	498,380
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	312,884
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,411,138
Illinois State Housing Development Authority Revenue Bonds, 5.60%, 12/1/15	1,320,000	1,334,810
Indiana State Bond Bank Revenue Bonds:
5.38%, 7/15/18	950,000	953,221
6.01%, 7/15/21	2,000,000	2,061,500
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	400,000	406,792
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	705,000	711,218
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	748,109
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,458,885
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	2,000,000	2,002,180
5.263%, 9/1/16	1,000,000	1,001,580
5.383%, 9/1/16	2,000,000	2,015,040
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	712,115
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	3,400,000	2,614,770
6/30/14	1,100,000	758,417
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	521,460
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	243,170
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	1,000,000	1,004,280
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,337,871
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	640,000	632,666
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	610,000	614,453
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	890,000	890,053
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,500,000	1,531,575
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	920,400
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	1,735,000	1,737,221
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.18%, 8/1/11	145,000	145,480
South Bend Indiana Industrial County Economic Development Income Tax Revenue Bonds , 5.30%, 2/1/17	930,000	922,904
Texas Municipal Gas Corp., Gas Reservation Revenue Bonds, 2.60%, 7/1/07	75,000	74,745
University of Central Florida COPs, 5.375%, 10/1/35	500,000	477,235
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,420,200
Vacaville California Redevelopment Agency Tax Allocation Bonds, 6.125%, 9/1/20	665,000	686,320
West Bend Wisconsin Joint School District No. 1 GO Bonds, 5.46%, 4/1/21	500,000	504,600
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	512,862
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	978,650

Total Taxable Municipal Obligations (Cost $49,905,071)		49,850,054

U.S. TREASURY - 3.2%

United States Treasury Bonds:
4.50%, 2/15/36	850,000	801,125
4.75%, 2/15/37	1,350,000	1,328,484
United States Treasury Notes:
5.00%, 7/31/08	1,150,000	1,152,875
4.625%, 10/31/11	3,125,000	3,134,766
4.50%, 11/30/11	930,000	928,402
4.75%, 1/31/12	1,770,000	1,785,211
3.625%, 5/15/13	480,000	456,525
4.625%, 2/15/17	5,785,000	5,772,345

Total U.S. Treasury (Cost $15,387,818)		15,359,733

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 6.6%

Fannie Mae, 5.50%, 12/25/16	912,705	909,213
Federal Home Loan Bank:
Discount Notes, 4/2/07	13,000,000	12,998,194
0.00%, 7/16/07 (r)	1,000,000	985,000
5.00%, 10/26/07	3,000,000	2,997,184
0.00%, 12/28/07 (r)	1,000,000	951,300
Freddie Mac:
5.125%, 12/15/13	7,896,078	7,820,926
5.625%, 11/23/35	2,000,000	1,935,747
Small Business Administration:
5.038%, 3/10/15	995,117	984,428
4.94%, 8/10/15	1,449,304	1,440,090

Total U.S. Government Agencies and Instrumentalities (Cost $31,179,955)		31,022,082

TOTAL INVESTMENTS (Cost $434,778,391) - 99.6%		470,470,752
Other assets and liabilities, net - 0.4%		1,915,306

NET ASSETS - 100%		$472,386,058

			Underlying	Unrealized
		Expiration	Face Amount	Appreciation
Futures	# of Contracts	Date	at Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	325	6/07	$66,589,453	($14,375)

Total Purchased				($14,375)

Sold:
5 Year U.S. Treasury Notes	277	6/07	$29,305,734	$63,063
10 Year U.S. Treasury Notes	28	6/07	3,027,500	17,280
U.S. Treasury Bonds	57	6/07	6,341,250	64,555

Total Sold				$144,898

(b)	This security was valued by the Board of Directors. See Note A.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Interest payments have been deferred per conditions of the Supplemental Indenture until July 1, 2007. At March 31, 2007 accumulated deferred interest totaled $251,552 and includes interest accrued since and due on October 1, 2003. Subsequent to period end, this security is no longer accruing interest.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August 2006 and February 2007. This security is no longer accruing interest. The total interest due from this security, as of March 31, 2007 is $113,987. Subsequent to period end, $113,987 of accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Non-income producing security.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 99.2%	SHARES	VALUE

Air Freight & Logistics - 2.3%
Pacer International, Inc.	42,300	$1,139,562

Beverages - 2.8%
Hansen Natural Corp.*	36,200	1,371,256

Capital Markets - 4.0%
Affiliated Managers Group, Inc.*	11,800	1,278,530
Federated Investors, Inc., Class B	18,500	679,320

		1,957,850

Chemicals - 3.0%
Praxair, Inc.	23,500	1,479,560

Construction Materials - 1.6%
Eagle Materials, Inc.	17,900	798,877

Consumer Finance - 2.1%
First Marblehead Corp.	23,000	1,032,470

Diversified Consumer Services - 3.5%
Strayer Education, Inc.	13,600	1,700,000

Electronic Equipment & Instruments - 13.7%
Amphenol Corp.	20,100	1,297,857
Daktronics, Inc.	36,000	987,840
Itron, Inc.*	25,700	1,671,528
Mettler — Toledo International, Inc.*	17,500	1,567,475
Rofin-Sinar Technologies, Inc.*	20,300	1,201,354

		6,726,054

Energy Equipment & Services - 4.0%
Superior Energy Services, Inc.*	56,600	1,951,002

Gas Utilities - 3.6%
Energen Corp.	12,400	631,036
Oneok, Inc.	25,100	1,129,500

		1,760,536

Health Care Equipment & Supplies - 2.9%
Cytyc Corp.*	41,800	1,429,978

Health Care Providers & Services - 7.5%
Coventry Health Care, Inc.*	24,250	1,359,213
DaVita, Inc.*	25,100	1,338,332
Laboratory Corp. of America Holdings, Inc.*	13,500	980,505

		3,678,050

EQUITY SECURITIES - 99.2%	SHARES	VALUE

Household Durables - 2.2%
Pulte Homes, Inc.	40,700	1,076,922

Household Products - 4.0%
Church & Dwight Co., Inc.	38,800	1,953,580

Insurance - 1.5%
Ambac Financial Group, Inc.	8,300	717,037

IT Services - 4.3%
Fiserv, Inc.*	18,700	992,222
Global Payments, Inc.	32,900	1,120,574

		2,112,796

Life Sciences — Tools & Services - 4.2%
Dionex Corp.*	22,900	1,559,719
Millipore Corp.*	7,000	507,290

		2,067,009

Machinery - 2.4%
Graco, Inc.	29,900	1,170,884

Media - 2.2%
Meredith Corp.	19,000	1,090,410

Metals & Mining - 2.1%
Reliance Steel & Aluminum Co.	21,600	1,045,440

Office Electronics - 1.9%
Xerox Corp.*	54,700	923,883

Oil, Gas & Consumable Fuels - 2.6%
St Mary Land & Exploration Co.	34,800	1,276,464

Pharmaceuticals - 1.5%
Barr Pharmaceuticals, Inc.*	15,600	723,060

Software - 6.4%
ANSYS Inc.*	30,760	1,561,685
FactSet Research Systems, Inc.	25,500	1,602,675

		3,164,360

Specialty Retail - 8.0%
Chico’s FAS, Inc.*	13,600	332,248
Group 1 Automotive, Inc.	21,400	851,078
Guitar Center, Inc.*	29,800	1,344,576
Ross Stores, Inc.	41,100	1,413,840

		3,941,742

EQUITY SECURITIES - 99.2%	SHARES	VALUE

Thrifts & Mortgage Finance - 2.2%
FirstFed Financial Corp.*	18,900	1,074,087

Trading Companies & Distributors - 2.7%
WESCO International, Inc.*	20,900	1,312,102

Total Equity Securities (Cost $43,423,744)		48,674,971

TOTAL INVESTMENTS (Cost $43,423,744) - 9	9.2%	48,674,971
Other assets and liabilities, net - 0.8%		376,259

NET ASSETS - 100%		$49,051,230

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 99.5%	SHARES	VALUE

Australia - 3.9%
Amcor Ltd.	4,295	$26,279
Australia & New Zealand Banking Group Ltd.	14,737	354,703
BlueScope Steel Ltd.	10,752	91,491
CSL Ltd.	398	26,567
QBE Insurance Group Ltd.	10,224	261,326
Santos Ltd.	27,931	229,748

		990,114

Austria - 1.7%
Voestalpine AG	5,830	423,380

Belgium - 2.0%
Colruyt SA	299	68,504
Delhaize Group	1,379	126,905
Dexia	6,246	186,615
Fortis SA/NV	3,000	137,137

		519,161

EQUITY SECURITIES - 99.5%	SHARES	VALUE

Canada - 2.4%
IPSCO, Inc.	1,300	170,886
Teck Cominco Ltd., Class B	6,281	438,510

		609,396

Finland - 3.0%
Kesko Oyj, Class B	1,500	80,104
Metso Oyj	7,460	394,591
Neste Oil Oyj	636	21,945
Nokia Oyj	150	3,456
Rautaruukki Oyj	5,556	259,254

		759,350

France - 11.9%
Air France-KLM	12,295	561,540
AXA SA	2,622	111,301
BNP Paribas SA	8,962	937,169
Cap Gemini SA	1,348	102,742
CNP Assurances SA	255	29,732
Credit Agricole SA	8,427	328,979
Groupe Danone SA	71	11,613
Lafarge SA	453	71,302
Societe Generale Groupe	5,198	899,356

		3,053,734

Germany - 9.2%
Allianz SE	575	118,204
Beiersdorf AG	639	43,627
Commerzbank AG	201	8,903
Deutsche Bank AG	4,930	664,877
Muenchener Rueckversicherungs AG	3,725	630,748
ProSiebenSat.1 Media AG, Preferred	630	22,269
Volkswagen AG:
Non-Voting Preferred	149	15,350
Ordinary	5,698	857,308

		2,361,286

Greece - 0.3%
National Bank of Greece SA	1,430	75,926

Israel - 0.0%
Taro Pharmaceuticals Industries Ltd.*	700	5,250

Italy - 0.7%
Banca Popolare di Milano SCRL	582	9,021
Banco Popolare di Verona e Novara SCRL	5,154	160,262

		169,283

EQUITY SECURITIES - 99.5%	SHARES	VALUE

Japan - 18.6%
Amada Co. Ltd.	2,000	22,915
Brother Industries Ltd.	17,000	230,783
Canon, Inc.	13,000	699,953
Casio Computer Co. Ltd.	200	4,389
Central Japan Railway Co.	49	558,499
East Japan Railway Co.	13	101,510
Eisai Co. Ltd.	2,400	115,340
FUJIFILM Holdings Corp.	1,800	73,797
Fujikura Ltd.	24,000	169,642
Haseko Corp.*	2,000	7,315
Honda Motor Co. Ltd.	2,700	94,390
KDDI Corp.	36	288,147
Mazda Motor Corp.	41,933	232,555
Mitsubishi Chemical Holdings Corp.	17,000	145,035
Mitsui OSK Lines Ltd.	22,000	244,767
NGK Spark Plug Co. Ltd.	4,000	75,022
Nikon Corp.	19,000	401,608
Nintendo Co. Ltd.	100	29,133
Nisshin Steel Co. Ltd.	21,000	90,741
NTT Data Corp.	51	259,848
Olympus Corp.	2,000	68,558
SBI Holdings, Inc.	616	234,213
Suzuken Co. Ltd.	800	28,444
Taiheiyo Cement Corp.	6,000	26,589
Tokyo Electron Ltd.	64	4,486
Tokyo Gas Co. Ltd.	22,000	122,945
Toyo Seikan Kaisha Ltd.	2,100	42,423
Toyota Motor Corp.	4,900	314,677
Yamaha Motor Co. Ltd.	3,300	92,630

		4,780,354

Netherlands - 3.7%
ING Groep NV (CVA)	20,362	861,898
Royal KPN NV	4,882	76,130

		938,028

New Zealand - 0.2%
Contact Energy Ltd.	8,471	55,822

Norway - 1.5%
Orkla ASA	510	35,953
Petroleum Geo-Services ASA*	5,750	150,173
Statoil ASA	7,550	205,568

		391,694

Portugal - 0.0%
Portugal Telecom SGPS SA	263	3,528

EQUITY SECURITIES - 99.5%	SHARES	VALUE

South Africa - 1.2%
Absa Group Ltd.	626	11,988
Alexander Forbes Ltd.	1,724	3,921
BIDVest Group Ltd.	1,699	32,182
FirstRand Ltd.	6,178	20,862
Investec Ltd.	2,196	28,125
MTN Group Ltd.	1,397	18,889
Pick’n Pay Stores Ltd.	3,200	15,102
Spar Group Ltd.	2,000	13,699
Telkom South Africa Ltd.	5,584	127,240
Tiger Brands Ltd.	1,421	34,525
VenFin Ltd.	2,900	8,200

		314,733

South Korea - 3.7%
Kookmin Bank (ADR)	3,100	279,465
KT Corp. (ADR)	29,900	669,461

		948,926

Spain - 4.5%
Actividades de Construccion y Servicios SA	2,430	147,707
Banco Bilbao Vizcaya Argentaria SA	11,470	281,949
Iberia Lineas Aereas de Espana SA	8,029	42,845
Telefonica SA	31,174	687,920

		1,160,421

Sweden - 1.3%
Nordea Bank AB	500	7,982
Skandinaviska Enskilda Banken AB	4,200	134,389
SKF AB	2,453	51,009
SSAB Svenskt Stal AB	2,838	87,558
Svenska Handelsbanken AB	2,100	62,384

		343,322

Switzerland - 3.8%
Baloise Holding AG	264	27,541
Credit Suisse Group	3,560	256,005
Geberit AG	73	112,576
Roche Holding AG	1,376	243,972
Swatch Group AG	118	31,261
Swiss Re	380	34,785
Zurich Financial Services AG	882	255,122

		961,262

Taiwan - 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	38,300	411,725
United Microelectronics Corp. (ADR)	49,400	157,092

		568,817

EQUITY SECURITIES - 99.5%	SHARES	VALUE

United Kingdom - 19.1%
Aegis Group plc	25,931	76,566
Alliance Boots plc	4,976	100,546
Amvescap plc	6,986	77,009
Aviva plc	12,670	186,678
Barclays plc	15,012	213,058
Barratt Developments plc	659	14,334
BG Group plc	11,859	171,110
British Airways plc*	39,659	379,404
British Land Co. plc	4,271	128,463
BT Group plc	134,507	804,240
Centrica plc	17,317	131,749
DSG International plc	31,897	106,739
GlaxoSmithKline plc	874	24,034
Hays plc	16,302	50,301
HBOS plc	13,712	282,600
IMI plc	2,883	32,915
International Power plc	3,966	30,954
J Sainsbury plc	8,718	94,299
Kelda Group plc	4,597	84,879
Legal & General Group plc	30,845	96,540
Lloyds TSB Group plc	7,692	84,791
Man Group plc	24,126	263,574
Marks and Spencer Group plc	27,349	364,195
Michael Page International plc	1,242	13,092
Next plc	4,241	187,751
Northern Foods plc	22,560	54,955
Persimmon plc	1,872	51,810
Reckitt Benckiser plc	757	39,429
Royal Bank of Scotland Group plc	13,749	536,954
Scottish & Southern Energy plc	5,064	153,610
Tate & Lyle plc	5,971	67,583

		4,904,162

EQUITY SECURITIES - 99.5%	SHARES	VALUE

United States - 4.6%
AmerisourceBergen Corp.	4,516	238,219
Biogen Idec, Inc.*	1,600	71,008
Chubb Corp.	300	15,501
Continental Airlines, Inc., Class B*	4,600	167,394
Corn Products International, Inc.	200	7,118
Cummins, Inc.	700	101,304
Komag, Inc.*	300	9,819
McKesson Corp.	300	17,562
NVR, Inc.*	46	30,590
Olympic Steel, Inc.	600	18,594
Parker Hannifin Corp.	600	51,786
Reliance Steel & Aluminum Co.	3,200	154,880
Superior Energy Services, Inc.*	1,100	37,917
Terex Corp.*	2,600	186,576
Tidewater, Inc.	500	29,290
WR Berkley Corp.	1,200	39,744

		1,177,302

Total Equity Securities (Cost $21,230,848)		25,515,251

TOTAL INVESTMENTS (Cost $21,230,848) - 99.5%		25,515,251
Other assets and liabilities, net - 0.5%		128,929

NET ASSETS - 100%		$25,644,180

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Airlines - 0.8%
Continental Airlines, Inc., Class B*	2,145	$78,057

Auto Components - 0.9%
Modine Manufacturing Co.	4,000	91,600

Capital Markets - 3.9%
optionsXpress Holdings, Inc.	7,805	183,730
TradeStation Group, Inc.*	17,550	220,955

		404,685

Chemicals - 1.1%
H.B. Fuller Co.	4,200	114,534

Commercial Banks - 1.0%
Old National Bancorp	5,900	107,262

Commercial Services & Supplies - 8.6%
American Reprographics Co.*	4,015	123,622
Herman Miller, Inc.	2,970	99,465
Huron Consulting Group, Inc.*	1,600	97,344
PRG-Schultz International, Inc.*	8,300	118,607
TeleTech Holdings, Inc.*	5,800	212,802
Watson Wyatt Worldwide, Inc.	4,920	239,358

		891,198

Communications Equipment - 0.1%
C-COR, Inc.*	410	5,683

Construction & Engineering - 1.0%
Perini Corp.*	2,900	106,894

Consumer Finance - 1.7%
World Acceptance Corp.*	4,490	179,375

Diversified Consumer Services - 5.7%
Bright Horizons Family Solutions, Inc.*	4,750	179,313
CPI Corp.	4,100	215,291
Steiner Leisure Ltd.*	4,240	190,715

		585,319

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Diversified Financial Services - 1.6%
Portfolio Recovery Associates, Inc.*	3,625	161,856

Electrical Equipment - 3.1%
Belden CDT, Inc.	2,000	107,180
General Cable Corp.*	2,100	112,203
Genlyte Group, Inc.*	1,410	99,476

		318,859

Electronic Equipment & Instruments - 5.6%
Benchmark Electronics, Inc.*	8,965	185,217
Itron, Inc.*	2,885	187,640
PC Connection, Inc.*	14,100	201,630

		574,487

Energy Equipment & Services - 5.3%
CARBO Ceramics, Inc.	2,400	111,720
Global Industries Ltd.*	4,100	74,989
Superior Energy Services, Inc.*	3,715	128,056
Superior Well Services, Inc.*	4,700	107,395
TODCO*	3,100	125,023

		547,183

Food Products - 1.9%
Ralcorp Holdings, Inc.*	3,080	198,044

Gas Utilities - 1.0%
New Jersey Resources Corp.	2,100	105,105

Health Care Equipment & Supplies - 2.8%
Cutera, Inc.*	5,200	188,188
ZOLL Medical Corp.*	3,900	103,935

		292,123

Health Care Providers & Services - 5.8%
Amedisys, Inc.*	3,143	101,927
AMERIGROUP Corp.*	6,010	182,704
LCA-Vision, Inc.	3,005	123,776
Radiation Therapy Services, Inc.*	6,120	187,517

		595,924

Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	3,908	104,773

Hotels, Restaurants & Leisure - 1.0%
CEC Entertainment, Inc.*	2,500	103,850

Household Durables - 2.3%
Syntax-Brillian Corp.*	28,745	241,458

Insurance - 3.1%
HCC Insurance Holdings, Inc.	3,490	107,492
Philadelphia Consolidated Holding Corp.*	2,460	108,215
RLI Corp.	1,900	104,367

		320,074

EQUITY SECURITIES - 96.6%	SHARES	VALUE

Internet & Catalog Retail - 3.0%
NutriSystem, Inc.*	3,935	206,233
Priceline.com, Inc.*	2,000	106,520

		312,753

Internet Software & Services - 3.9%
DealerTrack Holdings, Inc.*	5,925	182,016
Digital River, Inc.*	1,975	109,119
Interwoven, Inc.*	6,900	116,610

		407,745

Machinery - 5.8%
Actuant Corp.	2,100	106,701
Robbins & Myers, Inc.	5,300	197,637
Toro Co.	3,530	180,877
Valmont Industries, Inc.	1,900	109,877

		595,092

Media - 1.1%
Mediacom Communications Corp.*	13,400	109,076

Metals & Mining - 1.9%
AMCOL International, Corp.	6,655	197,321

Personal Products - 1.3%
NBTY, Inc.*	2,485	131,804

Pharmaceuticals - 1.1%
Axcan Pharma, Inc.*	6,600	108,966

Road & Rail - 1.7%
Old Dominion Freight Lines, Inc.*	6,235	179,630

Semiconductors & Semiconductor Equipment - 3.8%
FEI Co.*	7,900	284,874

MKS Instruments, Inc.*	4,400	112,288

		397,162

Software - 3.4%
MICROS Systems, Inc.*	2,180	117,698
Quality Systems, Inc.	3,315	132,600
TIBCO Software, Inc.*	12,000	102,240

		352,538

Specialty Retail - 1.7%
Childrens Place Retail Stores, Inc.*	3,210	178,990

Textiles, Apparel & Luxury Goods - 1.9%
CROCS, Inc.*	4,060	191,835

Thrifts & Mortgage Finance - 1.9%
Anchor BanCorp Wisconsin, Inc.	3,500	99,225
TrustCo Bank Corp. NY	10,600	101,548

		200,773

Trading Companies & Distributors - 4.8%
Applied Industrial Technologies, Inc.	7,575	185,891
Watsco, Inc.	3,705	189,214
WESCO International, Inc.*	1,910	119,910
		495,015

Total Equity Securities (Cost $9,385,704)		9,987,043

EXCHANGE TRADED FUNDS - 0.6%

iShares Russell 2000 Index Fund	725	57,645

Total Exchange Traded Funds (Cost $57,275)		57,645

TOTAL INVESTMENTS (Cost $9,442,979) - 97.2%		10,044,688
Other assets and liabilities, net - 2.8%		285,168

NET ASSETS - 100%		$10,329,856

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

	Principal
Corporate Bonds - 57.6%	Amount	Value

AgFirst Farm Credit Bank:	$300,000	$304,122
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	100,000	110,489
7.30%, 10/14/49 (e)
Alliance Mortgage Investments, 12.59%, 6/1/10 (r)	94,167	75,333
American Express Co, 5.462%, 12/1/33 (r)	300,000	300,339
American Home Mortgage Assets, 2.579%, 5/25/46 (r)	1,189,917	70,651
Anadarko Petroleum Corp., 5.755%, 9/15/09 (r)	250,000	250,512
APL Ltd., 8.00%, 1/15/24	175,000	162,750
Appalachian Power Co., 5.68%, 6/29/07 (r)	250,000	250,144
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	532,065
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)(p)*	650,000	354,648
Atmos Energy Corp., 5.735%, 10/15/07 (r)	200,000	200,022
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	250,000	281,912
AXA SA, 6.463% to 12/14/18, floating rate thereafter to 12/31/49 (e)(r)	300,000	290,627
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	222,942	234,988
Bear Stearns Co’s, Inc., 6.08%, 10/28/14 (r)	450,000	450,676
BF Saul, 7.50%, 3/1/14	200,000	204,000
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,400,000	1,303,238
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	300,000	295,349
Bunge N.A. Finance L.P., 5.90%, 4/1/17	250,000	247,533
C10 Capital SPV Ltd., 6.722% to 12/31/16, floating rate thereafter to 12/1/49 (e)(r)	450,000	441,022
Calfrac Holdings LP, 7.75%, 2/15/15 (e)	120,000	117,000
Captec Franchise Trust, 8.155%, 6/15/13 (e)	200,000	204,118
Catholic High School of New Iberia VRDN, 6.29%, 11/1/19 (r)	135,000	135,000
CBS Corp., 5.625%, 5/1/07	350,000	349,998
Chase Funding Mortgage Loan, 4.045%, 5/25/33	296,320	292,657
Chesapeake Energy Corp., 6.50%, 8/15/17	200,000	197,500
CIT Group, Inc.:
5.58%, 9/20/07 (r)	60,000	60,068
6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	250,000	241,909
Citigroup, Inc., 6.50%, 1/18/11	600,000	628,193
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49 (r)	400,000	401,044
Countrywide Asset-Backed Certificates, 5.77%, 11/25/34 (r)	123,451	123,688
Countrywide Financial Corp., 5.44%, 10/31/07 (r)	300,000	299,990
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	250,000	244,397
5.245%, 11/15/36 (e)	400,000	400,904
DaimlerChrysler NA Holding Corp., 5.69%, 3/13/09 (r)	400,000	399,977
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	109,176
Dominion Resources, Inc.:
5.65%, 9/28/07 (r)	450,000	450,254
5.687%, 5/15/08 (r)	200,000	200,859
5.556%, 11/14/08 (r)	250,000	249,991
Duke Energy Indiana, Inc., 7.85%, 10/15/07	350,000	354,098
Dunkin Securitization, 5.779%, 6/20/31 (e)	250,000	254,330
FMG Finance Ltd., 9.36%, 9/1/11 (e)(r)	700,000	735,000
Ford Motor Credit Co. LLC, 9.81%, 4/15/12 (r)	200,000	210,248
Fort Knox Military Housing , 5.815%, 2/15/52 (e)	250,000	254,993

	Principal
Corporate Bonds - 57.6%	Amount	Value

General Motors Acceptance Corp.:
6.15%, 4/5/07	1,000,000	999,985
6.31%, 7/16/07 (r)	200,000	200,050
6.125%, 8/28/07	1,000,000	998,190
Glitnir banki HF:
5.52%, 10/15/08 (e)(r)	250,000	249,995
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	100,000	103,824
Global Signal:
Trust II, 4.232%, 12/15/14 (e)	100,000	97,818
Trust III, 5.361%, 2/15/36 (e)	250,000	249,805
Golden Securities Corp., 5.62%, 12/2/13 (e)(r)	75,808	75,004
Golden State Petroleum Transport Corp., 8.04%, 2/1/19	100,000	106,475
Goldman Sachs Group, Inc., 6.345%, 2/15/34	500,000	495,003
GS Auto Loan Trust, 2.65%, 5/16/11	115,803	114,671
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/29/49 (e)(r)	300,000	291,323
Health Care Property Investors, Inc., 5.805%, 9/15/08 (r)	200,000	200,416
Health Care REIT, Inc., 7.50%, 8/15/07	150,000	151,009
HRPT Properties Trust, 5.95%, 3/16/11 (r)	500,000	499,981
HSBC Finance Corp., 5.836%, 2/15/08	200,000	200,911
Impac CMB Trust:
6.02%, 10/25/33 (r)	10,654	10,657
5.63%, 4/25/35 (r)	171,340	171,899
5.59%, 5/25/35 (r)	45,026	45,120
5.64%, 8/25/35 (r)	155,697	155,946
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	405,000	391,163
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	426,000	445,940
6.015%, 2/15/28	285,000	291,575
Interpool Capital Trust, 9.875%, 2/15/27	500,000	520,000
iStar Financial, Inc., 5.69%, 3/9/10 (r)	400,000	399,975
Jersey Central Power & Light Co., 5.625%, 5/1/16	200,000	202,470
JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	250,000	260,170
JPMorgan Chase & Co.:
6.375%, 4/1/08	830,000	838,920
4.76%, 10/28/08 (r)	625,000	624,707
Kaupthing Bank HF, 5.51%, 12/1/09 (r)	200,000	198,337
Land O’Lakes Capital Trust I, 7.45%, 3/15/28 (e)	850,000	799,000
Lehman Brothers Holdings, Inc., 4.74%, 9/8/08 (r)	100,000	99,313
Leucadia National Corp., 7.125%, 3/15/17 (e)	750,000	738,035
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	210
8.30%, 12/1/37 (e)(m)*	100,000	500
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	184,969
Mcguire Air Force Base, Military Housing Project, 5.611%, 9/15/51 (e)	300,000	295,641
Meridian Funding Co. LLC:
5.675%, 6/9/08 (r)	208,332	207,977
5.56%, 10/6/08 (e)(r)	75,081	75,141
Merrill Lynch & Co., Inc., 5.82%, 1/15/15 (r)	400,000	404,300
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	350,000	334,180
Midwest Family Housing LLC, 5.581%, 1/1/51 (e)	250,000	241,810
Nationwide Life Global Funding , 5.44%, 9/28/07 (e)(r)	60,000	60,011
New Valley Generation I, 7.299%, 3/15/19	398,772	435,981
Noble Group Ltd., 6.625%, 3/17/15 (e)	300,000	281,367
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	460,000	467,894
5.78%, 10/1/36 (e)	200,000	203,722

	Principal
Corporate Bonds - 57.6%	Amount	Value

Orkney Re II plc, Series B, 8.376%, 12/21/35 (b)(e)(r)	250,000	212,500
Pacific Pilot Funding Ltd., 6.11%, 10/20/16 (e)(r)	98,765	98,663
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	100,000	102,859
Pepco Holdings, Inc., 5.985%, 6/1/10 (r)	160,000	159,785
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,100,000	1,081,793
PP&L Capital Funding, Inc., 6.70%, 3/30/67 (r)	300,000	296,496
Public Service Electric & Gas Co., 6.375%, 5/1/08 (r)	200,000	200,941
Public Service Enterprise Group, Inc., 5.725%, 9/21/08 (r)	400,000	400,431
Puget Energy, Inc., 7.02%, 12/1/27	377,000	428,365
RBS Capital Trust IV, 6.15%, 9/29/49 (r)	100,000	102,037
Reed Elsevier Capital, Inc., 5.685%, 6/15/10 (r)	300,000	299,992
Residential Capital LLC:
6.725%, 6/29/07 (r)	200,000	200,197
6.66%, 11/21/08 (r)	500,000	500,753
6.00%, 2/22/11	300,000	294,882
6.50%, 4/17/13	800,000	792,849
Richmond County Capital Corp., 8.624%, 7/15/49	300,000	301,125
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	506,779
Santander Issuances SA Unipersonal , 5.71%, 6/20/16 (e)(r)	300,000	305,146
Security Capital Assurance Ltd, 6.88% to 9/30/17, floating rate thereafter to 12/31/49 (e)(r)	300,000	302,679
SLM Corp., 5.58%, 7/25/07 (r)	100,000	100,035
Southern California Edison Co., 5.75%, 4/1/35	90,000	89,469
Sovereign Bank:
4.00%, 2/1/08	150,000	148,308
4.375% to 8/1/08, floating rate thereafter to 8/1/13 (r)	200,000	197,403
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 5/1/07	253,000	252,684
TIERS Trust:
8.45%, 12/1/17 (n)*	219,620	3,294
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (e)(r)	1,000,000	59,923
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (e)	975,000	196,477
2/15/45 (e)	8,766,897	1,146,710
Toyota Auto Receivables Owner Trust, 2.79%, 1/15/10	77,492	77,432
TXU Energy Co LLC, 5.85%, 9/16/08 (e)(r)	500,000	499,981
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	750,000	748,327
Union Pacific Corp., 8.02%, 7/2/12	176,599	189,615
Vale Overseas Ltd., 6.25%, 1/23/17	150,000	155,250
Verizon North, Inc., 5.634%, 1/1/21 (e)	200,000	194,305
Verizon Pennsylvania, Inc., 8.35%, 12/15/30	100,000	119,137
Vornado Realty LP, 5.625%, 6/15/07	250,000	249,994
World Financial Network, Credit Card Master Note Trust, 5.69%, 5/15/12 (r)	100,000	100,387
Xstrata Finance Dubai Ltd., 5.71%, 11/13/09 (e)(r)	80,000	79,510

Total Corporate Bonds (Cost $39,303,556)		38,893,715

	Principal
Taxable Municipal Obligations - 21.0%	Amount	Value

Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	125,000	125,327
5.21%, 3/1/13	140,000	140,347
Alabaster Alabama GO Bonds, 5.36%, 4/1/18	250,000	247,545
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	351,876
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	243,970
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	120,000	120,464
5.30%, 9/1/11	135,000	135,558
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	150,000	149,232
Chicago Illinois GO Bonds, 5.30%, 1/1/14	200,000	201,450
Commonwealth Financing Authority Pennsylvania Revenue Bonds, 5.631%, 6/1/23	200,000	204,706
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	300,000	306,381
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	914,329
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	197,898
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	149,853
Indiana State Bond Bank Revenue Bonds:
5.38%, 7/15/18	200,000	200,678
5.32%, 1/15/19	460,000	454,416
6.01%, 7/15/21	250,000	257,687
JEA Florida St. Johns River Power Park System Revenue Bonds, 4.80%, 10/1/07	635,000	633,571
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	198,004
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	85,877
8/15/20	365,000	173,039
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	200,000	203,396
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	445,000	454,763
Mississippi State Development Bank SO Revenue Bonds, 5.60%, 1/1/26	100,000	95,849
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	206,710
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	500,000	489,625
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	98,014
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	201,320
Oceanside California PO Revenue Bonds, 5.25%, 8/15/20	100,000	97,833
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	509,612
Orange County California PO Bonds, Zero Coupon, 9/1/16	236,000	142,700
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	278,210
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	600,000	461,430
6/30/16	275,000	169,433
6/30/18	100,000	54,792
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	130,000	132,825
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	186,113
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	250,000	251,070
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.90%, 9/1/28	100,000	99,513
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	200,000	200,012
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	402,664
San Bernardino County California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	153,124
8/1/15	251,000	161,541
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	184,080
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	149,770
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	505,000	514,474
Sonoma County California PO Bonds, 6.625%, 6/1/13	250,000	262,293
Texas Municipal Gas Corp., Gas Reservation Revenue Bonds, 2.60%, 7/1/07	10,000	9,966
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	200,000	207,392
University of Central Florida COPs, 5.125%, 10/1/20	250,000	241,610
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	500,000	498,910
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	236,700
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	60,556
5.41%, 6/1/12	80,000	80,870
6.05%, 6/1/26	750,000	757,808
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	445,000	457,393

Total Taxable Municipal Obligations (Cost $14,145,132)		14,204,579

	Principal
U.S. Government Agencies and Instrumentalities - 6.6%	Amount	Value

Fannie Mae:
2.50%, 7/2/08	70,000	67,813
5.50%, 12/25/16	228,176	227,303
Federal Home Loan Bank, 5.00%, 10/26/07 (r)	400,000	399,625
Federal Home Loan Bank Discount Notes, 4/2/07	2,000,000	1,999,722
Freddie Mac:
5.125%, 12/15/13	1,363,868	1,350,887
5.625%, 11/23/35	200,000	193,575
Small Business Administration, 4.94%, 8/10/15	241,551	240,015

Total U.S. Government Agencies and Instrumentalities (Cost $4,497,901)		4,478,940

	Principal
U.S. Treasury - 14.4%	Amount	Value

United States Treasury Bonds:
4.50%, 2/15/36	105,000	99,340
4.75%, 2/15/37	200,000	196,812
United States Treasury Notes:
5.00%, 7/31/08	450,000	451,125
4.75%, 2/28/09	1,000,000	1,002,344
4.50%, 11/15/10	960,000	959,100
4.50%, 11/30/11	735,000	733,737
3.625%, 5/15/13	195,000	185,463
4.50%, 11/15/15	270,000	267,216
4.50%, 2/15/16	4,000,000	3,958,750
5.125%, 5/15/16	943,000	974,973
4.625%, 2/15/17	906,000	904,018

Total U.S. Treasury (Cost $9,582,886)		9,732,878

Equity Securities - 1.1%	Shares

Conseco, Inc., Preferred	4,600	108,836
First Republic Preferred Capital Corp., Preferred (e)	300	326,400
Roslyn Real Estate Asset Corp., Preferred	1	100,687
WoodBourne Pass-Through Trust, Preferred (e)	2	200,313

Total Equity Securities (Cost $719,993)		736,236

TOTAL INVESTMENTS (Cost $68,249,468) - 100.7%		68,046,348
Other assets and liabilities, net — (0.7%)		(488,115)

NET ASSETS - 100%		$67,558,233

	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Purchased:
2 Year U.S. Treasury Notes	27	6/07	$5,532,047	($537)

Total Purchased				($537)

Sold:
U.S. Treasury Bonds	35	6/07	$3,893,750	$65,858
5 Year U.S. Treasury Notes	25	6/07	2,644,922	10,962
10 Year U.S. Treasury Notes	5	6/07	540,625	4,091

Total Sold				$80,911

*	Non-income producing security.

(b)	This security was valued by the Board of Directors. See Note A.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)	The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)	The Illinois Insurance Department has prohibited Lumbermens from making interest payment. This TIERS security is based on interest payment from Lumbermens. This security is no longer accruing interest.

(p)	The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments due in August of 2006 and February 2007. This security is no longer accruing interest. The total interest due from this security, as of March 31, 2007 is $27,518. Subsequent to period end, $27,518 of accrued interest was written off.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension obligation
REIT: Real Estate Investment Trust
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VRDN: Variable Rate Demand Notes
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 96.7%	SHARES	VALUE

Biotechnology - 1.7%
Amgen, Inc.*	3,100	$173,228

Capital Markets - 5.3%
A.G. Edwards, Inc.	1,600	110,688
Bank of New York Co., Inc.	5,100	206,805
SEI Investments Co.	3,500	210,805

		528,298

Chemicals - 3.4%
Air Products & Chemicals, Inc.	3,000	221,880
Ecolab, Inc.	2,700	116,100

		337,980

Commercial Banks - 3.5%
Synovus Financial Corp.	6,100	197,274
Wachovia Corp.	2,700	148,635

		345,909

Communications Equipment - 5.6%
Cisco Systems, Inc.*	16,300	416,139
Nokia Oyj (ADR)	6,200	142,104

		558,243

Computers & Peripherals - 1.3%
Apple, Inc.*	1,400	130,074

Consumer Finance - 3.5%
American Express Co.	3,900	219,960
SLM Corp.	3,200	130,880

		350,840

Electrical Equipment - 5.1%
Cooper Industries Ltd.	6,200	278,938
Emerson Electric Co.	5,400	232,686

		511,624

Electronic Equipment & Instruments - 2.9%
CDW Corp.	2,400	147,432
Molex, Inc.	5,900	146,851

		294,283

Energy Equipment & Services - 2.9%
FMC Technologies, Inc.*	4,100	286,016

Food & Staples Retailing - 6.4%
Costco Wholesale Corp.	3,800	204,592
Sysco Corp.	7,000	236,810
Walgreen Co.	4,300	197,327

		638,729

Gas Utilities - 2.0%
Questar Corp.	2,200	196,262

EQUITY SECURITIES - 96.7%	SHARES	VALUE

Health Care Equipment & Supplies - 11.4%
Medtronic, Inc.	6,600	323,796
Respironics, Inc.*	4,700	197,353
St. Jude Medical, Inc.*	5,400	203,094
Stryker Corp.	2,800	185,696
Varian Medical Systems, Inc.*	4,700	224,143

		1,134,082

Household Products - 6.0%
Colgate-Palmolive Co.	4,600	307,234
Procter & Gamble Co.	4,700	296,852

		604,086

Insurance - 3.7%
Aflac, Inc.	5,400	254,124
Chubb Corp.	2,300	118,841

		372,965

Internet Software & Services - 1.6%
eBay, Inc.*	4,700	155,805

IT Services - 3.3%
Automatic Data Processing, Inc.	2,000	96,800
Cognizant Technology Solutions Corp.*	1,300	114,751
Fiserv, Inc.*	2,300	122,038

		333,589

Machinery - 4.0%
Dover Corp.	5,800	283,098
Pentair, Inc.	3,800	118,408

		401,506

Multiline Retail - 5.8%
Kohl’s Corp.*	4,500	344,745
Target Corp.	3,900	231,114

		575,859

Office Electronics - 2.4%
Zebra Technologies Corp.*	6,100	235,521

Oil, Gas & Consumable Fuels - 1.5%
EOG Resources, Inc.	2,100	149,814

Pharmaceuticals - 2.6%
Johnson & Johnson	4,300	259,118

Semiconductors & Semiconductor Equipment - 3.3%
Texas Instruments, Inc.	10,800	325,080

Software - 2.7%
Microsoft Corp.	9,700	270,339

Specialty Retail - 4.8%
Bed Bath & Beyond, Inc.*	3,900	156,663
Home Depot, Inc.	2,900	106,546
Staples, Inc.	8,200	211,888

		475,097

Total Equity Securities (Cost $8,032,060)		9,644,347

TOTAL INVESTMENTS (Cost $8,032,060) - 96.7%		9,644,347
Other assets and liabilities, net - 3.3%		333,580

NET ASSETS - 100%		$9,977,927

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Variable Series, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of fourteen separate portfolios, six of which are reported herein. The Social Small Cap, Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
The following securities were fair valued in good faith under the direction of the Board of Directors as of March 31, 2007:

	Total Investments	% of Net Assets

Balanced	$850,000	0.2%
Income	212,500	0.3%
Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes to Schedules of Investments.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2007, and net realized capital loss carryforwards as of December 31, 2006 with expiration dates:

			INTERNATIONAL
	SMALL-CAP	MID-CAP	EQUITY

Federal income tax cost	$9,446,655	$43,443,032	$21,271,446

Unrealized appreciation	821,735	7,740,528	4,465,486

Unrealized (depreciation)	(223,702)	(2,508,589)	(221,681)

Net appreciation (depreciation)	$598,033	$5,231,939	$4,243,805

	BALANCED	EQUITY	INCOME

Federal income tax cost	$436,041,243	$8,051,853	$68,278,944

Unrealized appreciation	48,153,519	1,657,026	718,248

Unrealized (depreciation)	(13,724,010)	(64,532)	(950,844)

Net appreciation (depreciation)	$34,429,509	$1,592,494	($232,596)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	SMALL CAP	EQUITY

31-Dec-08	—	$4,775
31-Dec-10	—	217,532
31-Dec-11	$20,754	—

	$20,754	$222,307

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
NOTE C — OTHER
On September 7, 2006, Calvert Group Ltd., Calvert Asset Management Company, Calvert Social Investment Fund and Calvert Variable Series Inc., were named as defendants in a lawsuit in the United States District Court for the District of Connecticut. The lawsuit is an action for specific performance, breach of contract, and promissory estoppel, for the Defendants’ alleged breach of an agreement dated August 28, 2006 to sell without accrued interest four thousand five hundred 8.625% Maryland State Economic Development Revenue Bonds (“Rocky Gap Bonds”) due October 1, 2019. The securities applicable to the CVS Calvert Social Balanced Portfolio represent seven hundred fifty bonds, with proceeds of $483,750 or 0.1% of the Fund’s net assets on trade date. On May 1, 2007, the court entered a stipulation of dismissal with prejudice, following the agreement of the parties to withdraw their cases.

CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 98.3%	Shares	Value

Airlines - 1.9%
JetBlue Airways Corp.*	138,800	$1,597,588

Capital Markets - 1.8%
Charles Schwab Corp.	82,900	1,516,241

Chemicals - 2.3%
Air Products & Chemicals, Inc.	26,000	1,922,960

Commercial Banks - 4.0%
HSBC Holdings plc (ADR)	15,100	1,325,931
Wachovia Corp.	36,700	2,020,335

		3,346,266

Communications Equipment - 2.8%
Motorola, Inc.	133,400	2,357,178

Computers & Peripherals - 1.3%
Dell, Inc.*	47,700	1,107,117

Computer Technology - 0.0%
Seagate Technology, Inc. (Escrowed)*	3,390	—

Diversified Financial Services - 2.7%
Citigroup, Inc.	44,700	2,294,898

Diversified Telecommunication Services - 4.3%
Chunghwa Telecom Co. Ltd. (ADR)	86,352	1,720,132
Level 3 Communications, Inc.*	303,800	1,853,180

		3,573,312

Electric Utilities - 3.3%
Entergy Corp.	26,200	2,748,904

Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc.	21,800	1,764,710

Food & Staples Retailing - 2.3%
Rite Aid Corp.*	331,900	1,915,063

EQUITY SECURITIES - 98.3%	Shares	Value

Health Care Equipment & Supplies - 2.1%
Cytyc Corp.*	50,285	1,720,250

Health Care Providers & Services - 5.1%
UnitedHealth Group, Inc.	31,300	1,657,961
WellPoint, Inc.*	32,350	2,623,585

		4,281,546

Health Care Technology - 1.6%
Eclipsys Corp.*	71,745	1,382,526

Hotels, Restaurants & Leisure - 2.4%
Las Vegas Sands Corp.*	23,600	2,043,996

Industrial Conglomerates - 3.3%
General Electric Co.	77,400	2,736,864

Insurance - 2.8%
American International Group, Inc.	35,500	2,386,310

Internet Software & Services - 2.0%
Google, Inc.*	3,651	1,672,742

Life Sciences — Tools & Services - 1.5%
Thermo Fisher Scientific, Inc.*	27,500	1,285,625

Media - 3.3%
Comcast Corp., Special Class A*	106,950	2,724,017

Metals & Mining - 8.1%
Alcoa, Inc.	91,800	3,112,020
Freeport-McMoRan Copper & Gold, Inc.	26,200	1,734,178
Southern Copper Corp.	27,100	1,941,986

		6,788,184

Multiline Retail - 2.2%
Sears Holdings Corp.*	10,363	1,866,998

Oil, Gas & Consumable Fuels - 7.5%
Apache Corp.	30,300	2,142,210
Chevron Corp.	27,915	2,064,593
ConocoPhillips	29,800	2,036,830

		6,243,633

Pharmaceuticals - 4.6%
Johnson & Johnson	31,716	1,911,206
Teva Pharmaceutical Industries Ltd. (ADR)	52,100	1,950,103

		3,861,309

EQUITY SECURITIES - 98.3%	Shares	Value

Road & Rail - 4.2%
Hertz Global Holdings, Inc.*	147,850	3,504,045

Semiconductors & Semiconductor Equipment - 2.8%
MEMC Electronic Materials, Inc.*	38,823	2,351,897

Software - 4.7%
Microsoft Corp.	73,700	2,054,019
Oracle Corp.*	103,700	1,880,081

		3,934,100

Specialty Retail - 2.0%
Abercrombie & Fitch Co.	21,900	1,657,392

Thrifts & Mortgage Finance - 3.1%
Freddie Mac	43,722	2,601,022

Wireless Telecommunication Services - 6.2%
China Mobile Ltd. (ADR)	37,700	1,690,845
Crown Castle International Corp.*	49,950	1,604,894
NII Holdings, Inc.*	25,149	1,865,553

		5,161,292

Total Equity Securities (Cost $70,939,022)		82,347,985

	Principal
U.S. Government Agencies and Instrumentalities - 1.6%	Amount

Federal Home Loan Bank Discount Notes, 4/2/07	$1,300,000	1,299,819

Total U.S. Government Agencies and Instrumentalities (Cost $1,299,819)		1,299,819

TOTAL INVESTMENTS (Cost $72,238,841) - 99.9%		83,647,804
Other assets and liabilities, net - 0.1%		90,404

NET ASSETS - 100%		$83,738,208

*	Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 97.8%	Shares	Value

Aerospace & Defense - 6.3%
Armor Holdings, Inc.*	11,700	$787,761
Boeing Co.	16,600	1,475,906
General Dynamics Corp.	30,450	2,326,380
L-3 Communications Holdings, Inc.	17,800	1,556,966
United Technologies Corp.	44,350	2,882,750

		9,029,763

Airlines - 0.7%
JetBlue Airways Corp.*	83,800	964,538

Beverages - 2.5%
Coca-Cola Co.	29,650	1,423,200
PepsiCo, Inc.	34,250	2,176,930

		3,600,130

Biotechnology - 1.1%
Amgen, Inc.*	15,700	877,316
Amylin Pharmaceuticals, Inc.*	18,800	702,368

		1,579,684

Capital Markets - 2.8%
Lehman Brothers Holdings, Inc.	26,600	1,863,862
Morgan Stanley	19,300	1,520,068
TD Ameritrade Holding Corp.*	37,750	561,720

		3,945,650

Commercial Banks - 2.6%
Cullen/Frost Bankers, Inc.	24,100	1,261,153
Wachovia Corp.	45,100	2,482,755

		3,743,908

Commercial Services & Supplies - 1.0%
Waste Management, Inc.	42,200	1,452,102

Communications Equipment - 3.5%
Cisco Systems, Inc.*	66,290	1,692,384
Corning, Inc.*	33,350	758,379
QUALCOMM, Inc.	42,800	1,825,848
Research In Motion Ltd.*	5,550	757,519

		5,034,130

EQUITY SECURITIES - 97.8%	Shares	Value

Computers & Peripherals - 1.2%
Hewlett-Packard Co.	26,250	1,053,675
Seagate Technology	29,150	679,195

		1,732,870

Diversified Financial Services - 3.2%
Bank of America Corp.	54,750	2,793,345
Citigroup, Inc.	35,300	1,812,302

		4,605,647

Diversified Telecommunication Services - 6.2%
AT&T, Inc.	73,400	2,894,162
BCE, Inc.	30,550	863,954
Citizens Communications Co.	110,900	1,657,955
Verizon Communications, Inc.	72,350	2,743,512
Windstream Corp.	49,938	733,589

		8,893,172

Electric Utilities - 1.2%
Exelon Corp.	24,950	1,714,315

Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	18,400	1,216,792
Diamond Offshore Drilling, Inc.	17,250	1,396,388
Rowan Co.’s, Inc.	22,200	720,834
Transocean, Inc.*	20,050	1,638,085

		4,972,099

Food & Staples Retailing - 4.1%
CVS / Caremark Corp.	95,750	3,268,905
Wal-Mart Stores, Inc.	31,250	1,467,188
Whole Foods Market, Inc.	24,000	1,076,400

		5,812,493

Health Care Equipment & Supplies - 1.8%
Advanced Medical Optics, Inc.*	20,200	751,440
Bausch & Lomb, Inc.	34,250	1,752,230

		2,503,670

Health Care Providers & Services - 4.0%
Brookdale Senior Living, Inc.	9,400	419,804
Health Net, Inc.*	17,450	938,984
Quest Diagnostics, Inc.	53,050	2,645,603
UnitedHealth Group, Inc.	32,750	1,734,768

		5,739,159

EQUITY SECURITIES - 97.8%	Shares	Value

Hotels, Restaurants & Leisure - 3.2%
eLong, Inc. ( ADR)*	28,650	284,208
McDonald’s Corp.	40,750	1,835,787
Melco PBL Entertainment Macau Ltd. (ADR)*	44,600	719,844
Scientific Games Corp.*	32,950	1,081,749
Starbucks Corp.*	21,050	660,128

		4,581,716

Household Durables - 0.9%
Harman International Industries, Inc.	13,000	1,249,040

Household Products - 2.3%
Procter & Gamble Co.	52,674	3,326,890

Industrial Conglomerates - 3.0%
General Electric Co.	118,725	4,198,116

Insurance - 2.2%
American International Group, Inc.	45,500	3,058,510

Internet Software & Services - 4.8%
CNET Networks, Inc.*	94,900	826,579
eBay, Inc.*	64,700	2,144,805
Google, Inc.*	3,500	1,603,560
Spark Networks plc (ADR)*	66,200	421,032
Yahoo!, Inc.*	58,900	1,842,981

		6,838,957

Machinery - 2.0%
Caterpillar, Inc.	24,950	1,672,398
Joy Global, Inc.	28,200	1,209,780

		2,882,178

Media - 7.7%
Carmike Cinemas, Inc.	34,650	803,880
CKX, Inc.*	41,850	464,535
DreamWorks Animation SKG, Inc.*	53,550	1,637,559
Media General, Inc.	29,700	1,133,352
Regal Entertainment Group	136,000	2,702,320
Walt Disney Co.	29,700	1,022,571

Warner Music Group Corp.	74,150	1,264,999
World Wrestling Entertainment, Inc.	115,350	1,880,205

		10,909,421

Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc., Preferred*	13,700	1,464,667

EQUITY SECURITIES - 97.8%	Shares	Value

Multiline Retail - 0.5%
Federated Department Stores, Inc.	17,000	765,850

Oil, Gas & Consumable Fuels - 5.4%
Chevron Corp.	10,700	791,372
Exxon Mobil Corp.	63,500	4,791,075
Sasol Ltd. (ADR)	39,900	1,318,695
Valero Energy Corp.	11,400	735,186

		7,636,328

Pharmaceuticals - 3.8%
Barr Pharmaceuticals, Inc.*	14,600	676,710
Johnson & Johnson	29,750	1,792,735
Merck & Co., Inc.	18,500	817,145
Pfizer, Inc.	86,600	2,187,516

		5,474,106

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc.*	41,700	544,602
Marvell Technology Group Ltd.*	76,850	1,291,848
Nvidia Corp.*	31,100	895,058
ON Semiconductor Corp.*	114,750	1,023,570
Texas Instruments, Inc.	43,250	1,301,825

		5,056,903

Software - 5.0%
Microsoft Corp.	109,700	3,057,339
Nintendo Co. Ltd. (ADR)	68,600	2,483,320
Symantec Corp.*	87,950	1,521,535

		7,062,194

Specialty Retail - 1.7%
Best Buy Co., Inc.	12,200	594,384
Coldwater Creek, Inc.*	40,650	824,382
Home Depot, Inc.	27,500	1,010,350

		2,429,116

Thrifts & Mortgage Finance - 1.0%
Hudson City Bancorp, Inc.	105,900	1,448,712

Tobacco - 2.6%
Altria Group, Inc.	42,650	3,745,096

EQUITY SECURITIES - 97.8%	Shares	Value

Wireless Telecommunication Services - 1.4%
Cellcom Israel Ltd.*	49,750	907,440
Sprint Nextel Corp.	54,900	1,040,904

		1,948,344

Total Equity Securities (Cost $131,328,303)		139,399,474

Limited Partnership Interest - 0.7%

AllianceBernstein Holding LP	10,800	955,800

Total Limited Partnership Interest (Cost $948,034)		955,800

	Principal
U.S. Government Agencies and Instrumentalities - 1.3%	Amount

Federal Home Loan Bank Discount Notes:
4/2/07	$300,000	299,959
4/9/07	1,200,000	1,198,677
4/10/07	300,000	299,618

Total U.S. Government Agencies and Instrumentalities (Cost $1,798,254)		1,798,254

TOTAL INVESTMENTS (Cost $134,074,591) - 99.8%		142,153,528
Other assets and liabilities, net - 0.2%		335,983

NET ASSETS - 100%		$142,489,511

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 97.1%	Shares	Value

Biotechnology - 1.3%
Cubist Pharmaceuticals, Inc.*	12,435	$274,441
Myriad Genetics, Inc.*	7,440	256,382

		530,823

Capital Markets - 3.4%
Cowen Group, Inc.*	22,465	373,818
Investment Technology Group, Inc.*	10,805	423,556
Lazard Ltd.	11,555	579,830

		1,377,204

Chemicals - 3.5%
Quaker Chemical Corp.	7,125	169,646
Terra Industries, Inc.*	71,695	1,254,663

		1,424,309

Commercial Banks - 0.5%
Boston Private Financial Holdings, Inc.	6,670	186,226

Commercial Services & Supplies - 8.7%
Corrections Corp. of America*	15,497	818,397
Global Cash Access Holdings, Inc.*	53,980	900,926
School Specialty, Inc.*	15,105	545,441
The Geo Group, Inc.*	5,295	239,969
Waste Connections, Inc.*	33,990	1,017,661

		3,522,394

Communications Equipment - 1.8%
EMS Technologies, Inc.*	20,995	404,574
Ixia*	36,745	341,728

		746,302

Computers & Peripherals - 1.4%
Avid Technology, Inc.*	16,095	561,394

Construction & Engineering - 1.0%
Infrasource Services, Inc.*	13,175	402,233

Construction Materials - 1.8%
Texas Industries, Inc.	9,790	739,439

Consumer Finance - 2.3%
Cash America International, Inc.	22,970	941,770

Electrical Equipment - 1.7%
General Cable Corp.*	12,635	675,088

Electronic Equipment & Instruments - 7.4%
Coherent, Inc.*	32,750	1,039,485
Daktronics, Inc.	7,685	210,877
Dolby Laboratories, Inc.*	17,885	617,211
OYO Geospace Corp.*	16,040	1,137,557

		3,005,130

EQUITY SECURITIES - 97.1%	Shares	Value

Energy Equipment & Services - 5.1%
Core Laboratories NV*	5,525	463,161
Oceaneering International, Inc.*	7,730	325,588
Tetra Technologies, Inc.*	30,654	757,460
Unit Corp.*	10,785	545,613

		2,091,822

Health Care Equipment & Supplies – 8.6%
American Medical Systems Holdings, Inc.*	47,270	1,000,706
Arrow International, Inc.	19,570	629,371
Cutera, Inc.*	14,025	507,565
DJ Orthopedics, Inc.*	8,500	322,150
Respironics, Inc.*	17,320	727,267
Thoratec Corp.*	13,825	288,942

		3,476,001

Health Care Providers & Services – 3.5%
Animal Health International, Inc.*	17,235	208,371
Centene Corp.*	15,985	335,525
Horizon Health Corp.*	20,770	406,054
Matria Healthcare, Inc.*	18,025	475,139

		1,425,089

Health Care Technology – 2.6%
Eclipsys Corp.*	47,615	917,541
Vital Images, Inc.*	4,685	155,823

		1,073,364

Hotels, Restaurants & Leisure – 2.6%
Red Robin Gourmet Burgers, Inc.*	9,415	365,490
Vail Resorts, Inc.*	12,575	683,200

		1,048,690

Household Durables – 2.9%
Universal Electronics, Inc.*	42,491	1,183,799

Insurance – 2.8%
American Safety Insurance Holdings Ltd.*	10,965	208,993
First Mercury Financial Corp.*	14,325	294,379
Philadelphia Consolidated Holding Corp.*	14,825	652,151

		1,155,523

Internet & Catalog Retail – 0.3%
US Auto Parts Network, Inc.*	19,205	103,131

Internet Software & Services – 2.6%
CNET Networks, Inc.*	61,315	534,054
Internet Capital Group, Inc.*	26,850	287,295
Switch & Data Facilities Co., Inc.*	13,570	245,888

		1,067,237

EQUITY SECURITIES - 97.1%	Shares	Value

Leisure Equipment & Products – 1.1%
Pool Corp.	12,275	439,445

Life Sciences – Tools & Services – 1.0%
Icon plc (ADR)*	9,612	409,471

Machinery – 5.9%
Actuant Corp.	10,415	529,186
Bucyrus International, Inc.	21,080	1,085,620
Titan International, Inc.	31,610	800,681

		2,415,487

Media – 1.1%
Entravision Communications Corp.*	48,635	454,251

Metals & Mining – 1.3%
Claymont Steel Holdings, Inc.*	17,065	340,106
Northwest Pipe Co.*	4,470	178,040

		518,146

Oil, Gas & Consumable Fuels – 0.6%
Edge Petroleum Corp.*	18,230	228,240

Semiconductors & Semiconductor Equipment – 3.3%
Advanced Energy Industries, Inc.*	32,625	686,430
Eagle Test Systems, Inc.*	16,905	281,299
Trident Microsystems, Inc.*	18,930	379,736

		1,347,465

Software – 7.1%
ANSYS Inc.*	16,285	826,789
FactSet Research Systems, Inc.	9,480	595,818
Netsmart Technologies, Inc.*	24,730	406,561
Quality Systems, Inc.	13,335	533,400
The 9 Ltd. (ADR)*	15,690	529,381

		2,891,949

Specialty Retail – 4.5%
Build-A-Bear Workshop, Inc.*	28,555	784,406
Genesco, Inc.*	25,025	1,039,288

		1,823,694

Textiles, Apparel & Luxury Goods – 3.9%
Carter’s, Inc.*	21,630	548,104
Volcom, Inc.*	30,345	1,042,654

		1,590,758

EQUITY SECURITIES - 97.1%	Shares	Value

Trading Companies & Distributors – 1.5%
UAP Holding Corp.	24,145	624,148

Total Equity Securities (Cost $30,784,226)		39,480,022

TOTAL INVESTMENTS (Cost $30,784,226) – 97.1%		39,480,022
Other assets and liabilities, net – 2.9%		1,175,400

NET ASSETS – 100%		$40,655,422

* Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES – 98.6%	Shares	Value

Aerospace & Defense – 3.5%
Armor Holdings, Inc.*	20,100	$1,353,333
BE Aerospace, Inc.*	40,200	1,274,340

		2,627,673

Airlines – 0.5%
UAL Corp.*	9,950	379,792

Auto Components – 0.4%
Tenneco, Inc.*	12,050	306,793

Biotechnology – 4.4%
Celgene Corp.*	3,500	183,610
Cephalon, Inc.*	7,600	541,196
Metabolix, Inc.*	40,731	677,357
Onyx Pharmaceuticals, Inc.*	14,650	363,906
Regeneron Pharmaceuticals, Inc.*	19,300	417,266
United Therapeutics Corp.*	20,050	1,078,289

		3,261,624

EQUITY SECURITIES – 98.6%	Shares	Value

Capital Markets – 4.3%
Affiliated Managers Group, Inc.*	6,850	742,198
GFI Group, Inc.*	16,600	1,128,302
Lazard Ltd.	21,350	1,071,343
Northern Trust Corp.	5,000	300,700

		3,242,543

Chemicals – 1.0%
Nalco Holding Co.	30,250	722,975

Commercial Services & Supplies – 1.6%
Allied Waste Industries, Inc.*	95,500	1,202,345

Communications Equipment – 1.2%
Research In Motion Ltd.*	6,701	914,619

Computers & Peripherals – 2.0%
Apple, Inc.*	16,100	1,495,851

Diversified Consumer Services – 2.5%
Apollo Group, Inc.*	12,000	526,800
Sotheby’s	29,700	1,321,056

		1,847,856

Diversified Financial Services – 1.2%
Chicago Mercantile Exchange Holdings, Inc.	800	425,968
IntercontinentalExchange, Inc.*	3,850	470,509

		896,477

Diversified Telecommunication Services – 0.0%
Aruba Networks, Inc.*	1,550	22,739

Electrical Equipment – 1.2%
Suntech Power Holdings Co. Ltd. (ADR)*	26,700	924,087

Energy Equipment & Services – 6.0%
Baker Hughes, Inc.	11,450	757,188
Cameron International Corp.*	16,350	1,026,616
National Oilwell Varco, Inc.*	19,450	1,513,015
Transocean, Inc.*	14,250	1,164,225

		4,461,044

Food & Staples Retailing – 1.2%
Whole Foods Market, Inc.	11,750	526,987
Wild Oats Markets, Inc.*	20,700	376,740

		903,727

Health Care Equipment & Supplies – 2.7%
Hologic, Inc.*	2,473	142,544
Intuitive Surgical, Inc.*	9,950	1,209,621
Mentor Corp.	14,296	657,616

		2,009,781

EQUITY SECURITIES – 98.6%	Shares	Value

Health Care Providers & Services – 6.2%
Brookdale Senior Living, Inc.	8,100	361,746
Centene Corp.*	19,250	404,057
Health Net, Inc.*	27,100	1,458,251
McKesson Corp.	9,150	535,641
Psychiatric Solutions, Inc.*	23,550	949,300
Quest Diagnostics, Inc.	18,550	925,088

		4,634,083

Health Care Technology – 1.8%
Allscripts Healthcare Solutions, Inc.*	50,300	1,348,543

Hotels, Restaurants & Leisure – 10.8%
Cheesecake Factory, Inc.*	25,000	666,250
International Game Technology	14,150	571,377
Orient-Express Hotels Ltd.	24,900	1,489,518
Penn National Gaming, Inc.*	21,900	928,998
Royal Caribbean Cruises Ltd.	35,750	1,507,220
Scientific Games Corp.*	35,800	1,175,314
Starbucks Corp.*	23,650	741,664
Vail Resorts, Inc.*	18,150	986,089

		8,066,430

Household Durables – 0.5%
Harman International Industries, Inc.	3,750	360,300

Industrial Conglomerates – 1.0%
McDermott International, Inc.*	15,675	767,761

Insurance – 1.3%
National Financial Partners Corp.	21,350	1,001,529

Internet & Catalog Retail – 0.6%
Shutterfly, Inc.*	25,488	408,828

Internet Software & Services – 2.6%
DealerTrack Holdings, Inc.*	10,850	333,312
Digital River, Inc.*	13,400	740,350
SINA Corp.*	24,600	826,806

		1,900,468

IT Services – 0.7%
Isilon Systems, Inc.*	32,639	527,773

Life Sciences – Tools & Services – 1.0%
Affymetrix, Inc.*	25,750	774,303

EQUITY SECURITIES – 98.6%	Shares	Value

Machinery – 2.0%
ITT Corp.	24,300	1,465,776

Media – 3.7%
DreamWorks Animation SKG, Inc.*	51,200	1,565,696
Lamar Advertising Co.	3,000	188,910
Regal Entertainment Group	25,500	506,685
XM Satellite Radio Holdings, Inc.*	36,350	469,642

		2,730,933

Metals & Mining – 2.7%
Southern Copper Corp.	8,150	584,029
Yamana Gold, Inc.	97,150	1,395,074

		1,979,103

Multi-Utilities – 1.0%
Veolia Environnement (ADR)	10,500	780,360

Oil, Gas & Consumable Fuels – 3.6%
Paladin Resources Ltd.*	86,250	677,062
Petrobank Energy & Resources Ltd.*	30,500	634,921
SXR Uranium One, Inc.*	37,150	512,992
Valero Energy Corp.	13,800	889,962

		2,714,937

Pharmaceuticals – 0.7%
Endo Pharmaceuticals Holdings, Inc.*	18,650	548,310

Real Estate Management & Development – 1.3%
Jones Lang LaSalle, Inc.	9,000	938,520

Semiconductors & Semiconductor Equipment – 9.3%
Atheros Communications, Inc.*	28,350	678,416
Lam Research Corp.*	15,900	752,706
MEMC Electronic Materials, Inc.*	35,800	2,168,764
ON Semiconductor Corp.*	121,000	1,079,320
Sirf Technology Holdings, Inc.*	18,750	520,500
Tessera Technologies, Inc.*	27,750	1,102,785
Trident Microsystems, Inc.*	33,250	666,995

		6,969,486

Software – 5.7%
Activision, Inc.*	74,950	1,419,553
Glu Mobile, Inc.*	1,200	12,000
NAVTEQ Corp.*	23,250	802,125
Net 1 UEPS Technologies, Inc.*	29,900	743,912
Nintendo Co. Ltd. (ADR)	36,050	1,305,010

		4,282,600

EQUITY SECURITIES – 98.6%	Shares	Value

Specialty Retail – 4.5%
Abercrombie & Fitch Co.	5,000	378,400
Chico’s FAS, Inc.*	13,200	322,476
Coldwater Creek, Inc.*	18,850	382,278
GameStop Corp.*	54,252	1,766,988
PetSmart, Inc.	15,900	524,064

		3,374,206

Textiles, Apparel & Luxury Goods – 1.0%
Iconix Brand Group, Inc.*	36,000	734,400

Wireless Telecommunication Services – 2.9%
NII Holdings, Inc.*	12,950	960,631
SBA Communications Corp.*	40,019	1,182,561
		2,143,192

Total Equity Securities (Cost $67,271,942)		73,671,767

Limited Partnership Interest – 0.9%
AllianceBernstein Holding LP	7,500	663,750

Total Limited Partnership Interest (Cost $634,729)		663,750

	Principal
U.S. Government Agencies and Instrumentalities - 0.5%	Amount

Federal Home Loan Bank Discount Notes, 4/9/07	$400,000	399,559

Total U.S. Government Agencies and Instrumentalities (Cost $399,559)		399,559

TOTAL INVESTMENTS (Cost $68,306,230) - 100.0%		74,735,076
Other assets and liabilities, net - 0.0%		17,892

NET ASSETS - 100%		$74,752,968

* Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 98.7%	Shares	Value

Aerospace & Defense - 2.4%
Boeing Co.	5,960	$529,904
General Dynamics Corp.	3,000	229,200
Goodrich Corp.	1,000	51,480
Honeywell International, Inc.	6,037	278,064
L-3 Communications Holdings, Inc.	900	78,723
Lockheed Martin Corp.	2,700	261,954
Northrop Grumman Corp.	2,559	189,929
Raytheon Co.	3,400	178,364
Rockwell Collins, Inc.	1,300	87,009
United Technologies Corp.	7,400	481,000

		2,365,627

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	1,200	57,300
FedEx Corp.	2,300	247,089
United Parcel Service, Inc., Class B	8,000	560,800

		865,189

Airlines - 0.1%
Southwest Airlines Co.	6,250	91,875

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	1,100	34,309
Johnson Controls, Inc.	1,500	141,930

		176,239

Automobiles - 0.4%
Ford Motor Co.	14,690	115,904
General Motors Corp.	4,172	127,830
Harley-Davidson, Inc.	2,000	117,500

		361,234

Beverages - 2.0%
Anheuser-Busch Co.’s, Inc.	5,800	292,668
Brown-Forman Corp., Class B	600	39,336
Coca-Cola Co.	15,000	720,000
Coca-Cola Enterprises, Inc.	2,200	44,550
Constellation Brands, Inc.*	1,400	29,652
Molson Coors Brewing Co., Class B	300	28,386
Pepsi Bottling Group, Inc.	1,000	31,890
PepsiCo, Inc.	12,370	786,237

		1,972,719

Biotechnology - 1.2%
Amgen, Inc.*	8,632	482,356
Biogen Idec, Inc.*	2,555	113,391
Celgene Corp.*	2,800	146,888
Genzyme Corp.*	2,000	120,040
Gilead Sciences, Inc.*	3,500	267,750
MedImmune, Inc.*	1,900	69,141

		1,199,566

Building Products - 0.2%
American Standard Co.’s, Inc.	1,300	68,926
Masco Corp.	3,100	84,940

		153,866

EQUITY SECURITIES - 98.7%	Shares	Value

Capital Markets - 3.6%
Ameriprise Financial, Inc.	1,840	105,138
Bank of New York Co., Inc.	5,700	231,135
Bear Stearns Co.’s, Inc.	838	125,993
Charles Schwab Corp.	7,800	142,662
E*Trade Financial Corp.*	3,400	72,148
Federated Investors, Inc., Class B	800	29,376
Franklin Resources, Inc.	1,200	144,996
Goldman Sachs Group, Inc.	3,064	633,114
Janus Capital Group, Inc.	1,200	25,092
Legg Mason, Inc.	1,000	94,210
Lehman Brothers Holdings, Inc.	3,960	277,477
Mellon Financial Corp.	3,100	133,734
Merrill Lynch & Co., Inc.	6,600	539,022
Morgan Stanley	7,939	625,276
Northern Trust Corp.	1,400	84,196
State Street Corp.	2,500	161,875
T. Rowe Price Group, Inc.	2,000	94,380

		3,519,824

Chemicals - 1.6%
Air Products & Chemicals, Inc.	1,600	118,336
Ashland, Inc.	400	26,240
Dow Chemical Co.	7,222	331,201
E.I. Du Pont de Nemours & Co.	6,800	336,124
Eastman Chemical Co.	500	31,665
Ecolab, Inc.	1,400	60,200
Hercules, Inc.*	600	11,724
International Flavors & Fragrances, Inc.	500	23,610
Monsanto Co.	4,080	224,237
PPG Industries, Inc.	1,300	91,403
Praxair, Inc.	2,300	144,808
Rohm & Haas Co.	1,100	56,892
Sigma-Aldrich Corp.	1,000	41,520

		1,497,960

Commercial Banks - 4.0%
BB&T Corp.	4,161	170,684
Comerica, Inc.	1,100	65,032
Commerce Bancorp, Inc.	1,500	50,070
Compass Bancshares, Inc.	900	61,920
Fifth Third Bancorp	4,283	165,709
First Horizon National Corp.	1,000	41,530
Huntington Bancshares, Inc.	1,730	37,801
KeyCorp Ltd.	2,900	108,663
M&T Bank Corp.	600	69,498
Marshall & Ilsley Corp.	2,000	92,620
National City Corp.	4,300	160,175
PNC Financial Services Group, Inc.	2,500	179,925
Regions Financial Corp.	5,309	187,779
SunTrust Banks, Inc.	2,700	224,208
Synovus Financial Corp.	2,300	74,382
US Bancorp	13,121	458,841
Wachovia Corp.	14,228	783,252
Wells Fargo & Co.	25,200	867,636
Zions Bancorp	800	67,616

		3,867,341

Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.*	2,000	25,180
Avery Dennison Corp.	700	44,982
Cintas Corp.	1,000	36,100
Equifax, Inc.	900	32,805
Monster Worldwide, Inc.*	900	42,633
Pitney Bowes, Inc.	1,700	77,163
Robert Half International, Inc.	1,200	44,412
RR Donnelley & Sons Co.	1,700	62,203
Waste Management, Inc.	4,120	141,769

		507,247

EQUITY SECURITIES - 98.7%	Shares	Value

Communications Equipment - 2.6%
ADC Telecommunications, Inc.*	1,100	18,414
Avaya, Inc.*	3,458	40,839
Ciena Corp.*	785	21,941
Cisco Systems, Inc.*	45,500	1,161,615
Corning, Inc.*	11,800	268,332
JDS Uniphase Corp.*	1,575	23,987
Juniper Networks, Inc.*	4,100	80,688
Motorola, Inc.	18,068	319,262
QUALCOMM, Inc.	12,400	528,984
Tellabs, Inc.*	3,700	36,630

		2,500,692

Computers & Peripherals - 3.7%
Apple, Inc.*	6,400	594,624
Dell, Inc.*	17,000	394,570
EMC Corp.*	15,500	214,675
Hewlett-Packard Co.	20,184	810,186
International Business Machines Corp.	11,300	1,065,138
Lexmark International, Inc.*	700	40,922
NCR Corp.*	1,300	62,101
Network Appliance, Inc.*	2,900	105,908
QLogic Corp.*	1,400	23,800
SanDisk Corp.*	1,600	70,080
Sun Microsystems, Inc.*	26,000	156,260

		3,538,264

Construction & Engineering - 0.1%
Fluor Corp.	700	62,804

Construction Materials - 0.1%
Vulcan Materials Co.	700	81,536

Consumer Finance - 0.9%
American Express Co.	9,000	507,600
Capital One Financial Corp.	3,090	233,171
SLM Corp.	3,100	126,790

		867,561

Containers & Packaging - 0.2%
Ball Corp.	700	32,095
Bemis Co.	900	30,051
Pactiv Corp.*	1,000	33,740
Sealed Air Corp.	1,200	37,920
Temple-Inland, Inc.	800	47,792

		181,598

Distributors - 0.1%
Genuine Parts Co.	1,200	58,800

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	1,100	48,290
H & R Block, Inc.	2,300	48,392

		96,682

Diversified Financial Services - 5.4%
Bank of America Corp.	33,451	1,706,670
Chicago Mercantile Exchange Holdings, Inc.	280	149,089
CIT Group, Inc.	1,500	79,380
Citigroup, Inc.	36,806	1,889,620
JPMorgan Chase & Co.	26,138	1,264,556
Moody’s Corp.	1,800	111,708

		5,201,023

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	46,857	1,847,572
CenturyTel, Inc.	800	36,152
Citizens Communications Co.	2,500	37,375
Embarq Corp.	1,023	57,646
Qwest Communications International, Inc.*	11,834	106,388
Verizon Communications, Inc.	21,944	832,116
Windstream Corp.	3,205	47,081

		2,964,330

EQUITY SECURITIES - 98.7%	Shares	Value

Electric Utilities - 1.9%
Allegheny Energy, Inc.*	1,300	63,882
American Electric Power Co., Inc.	2,900	141,375
Duke Energy Corp.	9,308	188,859
Edison International	2,400	117,912
Entergy Corp.	1,400	146,888
Exelon Corp.	5,100	350,421
FirstEnergy Corp.	2,461	163,017
FPL Group, Inc.	3,000	183,510
Pinnacle West Capital Corp.	700	33,775
PPL Corp.	2,900	118,610
Progress Energy, Inc.	1,841	92,860
Southern Co.	5,700	208,905

		1,810,014

Electrical Equipment - 0.4%
Cooper Industries Ltd.	1,400	62,986
Emerson Electric Co.	6,000	258,540
Rockwell Automation, Inc.	1,300	77,831

		399,357

Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc.*	2,958	99,655
Jabil Circuit, Inc.	1,400	29,974
Molex, Inc.	1,125	31,725
Sanmina-SCI Corp.*	5,100	18,462
Solectron Corp.*	7,200	22,680
Tektronix, Inc.	700	19,712

		222,208

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	2,400	158,712
BJ Services Co.	2,000	55,800
ENSCO International, Inc.	1,100	59,840
Halliburton Co.	7,600	241,224
Nabors Industries Ltd.*	1,900	56,373
National Oilwell Varco, Inc.*	1,300	101,127
Noble Corp.	1,000	78,680
Rowan Co.’s, Inc.	900	29,223
Schlumberger Ltd.	8,900	614,990
Smith International, Inc.	1,500	72,075
Transocean, Inc.*	2,181	178,188
Weatherford International Ltd.*	2,500	112,750

		1,758,982

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	3,400	183,056
CVS / Caremark Corp.	11,400	389,196
Kroger Co.	5,300	149,725
Safeway, Inc.	3,300	120,912
Supervalu, Inc.	1,546	60,402
Sysco Corp.	4,600	155,618
Walgreen Co.	7,600	348,764
Wal-Mart Stores, Inc.	18,500	868,575
Whole Foods Market, Inc.	1,100	49,335

		2,325,583

Food Products - 1.1%
Archer-Daniels-Midland Co.	4,892	179,536
Campbell Soup Co.	1,600	62,320
ConAgra Foods, Inc.	3,900	97,149
Dean Foods Co.*	1,000	46,740
General Mills, Inc.	2,500	145,550
H.J. Heinz Co.	2,400	113,088
Hershey Foods Corp.	1,200	65,592
Kellogg Co.	1,900	97,717
Kraft Foods, Inc.	1,400	44,324
McCormick & Co., Inc.	1,000	38,520
Sara Lee Corp.	5,300	89,676
Tyson Foods, Inc.	2,100	40,761
William Wrigley Jr. Co.	1,550	78,942

		1,099,915

EQUITY SECURITIES - 98.7%	Shares	Value

Gas Utilities - 0.1%
Nicor, Inc.	400	19,368
Questar Corp.	600	53,526

		72,894

Health Care Equipment & Supplies - 1.7%
Bausch & Lomb, Inc.	300	15,348
Baxter International, Inc.	4,800	252,816
Becton Dickinson & Co.	1,900	146,091
Biomet, Inc.	1,875	79,669
Boston Scientific Corp.*	8,871	128,984
C.R. Bard, Inc.	800	63,608
Hospira, Inc.*	1,200	49,080
Medtronic, Inc.	8,600	421,916
St. Jude Medical, Inc.*	2,600	97,786
Stryker Corp.	2,300	152,536
Varian Medical Systems, Inc.*	1,000	47,690
Zimmer Holdings, Inc.*	1,780	152,030

		1,607,554

Health Care Providers & Services - 2.3%
Aetna, Inc.	4,000	175,160
AmerisourceBergen Corp.	1,506	79,442
Cardinal Health, Inc.	3,050	222,497
Cigna Corp.	700	99,862
Coventry Health Care, Inc.*	1,200	67,260
Express Scripts, Inc.*	1,000	80,720
Humana, Inc.*	1,300	75,426
Laboratory Corp. of America Holdings, Inc.*	900	65,367
Manor Care, Inc.	500	27,180
McKesson Corp.	2,300	134,642
Medco Health Solutions, Inc.*	2,190	158,841
Patterson Co’s, Inc.*	1,100	39,039
Quest Diagnostics, Inc.	1,100	54,857
Tenet Healthcare Corp.*	3,300	21,219
UnitedHealth Group, Inc.	10,100	534,997
WellPoint, Inc.*	4,500	364,950

		2,201,459

Health Care Technology - 0.0%
IMS Health, Inc.	1,361	40,367

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	3,300	154,638
Darden Restaurants, Inc.	950	39,131
Harrah’s Entertainment, Inc.	1,400	118,230
Hilton Hotels Corp.	2,800	100,688
International Game Technology	2,500	100,950
Marriott International, Inc.	2,400	117,504
McDonald’s Corp.	8,886	400,314
Starbucks Corp.*	5,600	175,616
Starwood Hotels & Resorts Worldwide, Inc.	1,600	103,760
Wendy’s International, Inc.	600	18,780
Wyndham Worldwide Corp.*	1,288	43,985
Yum! Brands, Inc.	1,900	109,744

		1,483,340

EQUITY SECURITIES - 98.7%	Shares	Value

Household Durables - 0.6%
Black & Decker Corp.	500	40,810
Centex Corp.	800	33,424
D.R. Horton, Inc.	1,900	41,800
Fortune Brands, Inc.	1,100	86,702
Harman International Industries, Inc.	500	48,040
KB Home	600	25,602
Leggett & Platt, Inc.	1,500	34,005
Lennar Corp.	1,100	46,431
Newell Rubbermaid, Inc.	2,200	68,398
Pulte Homes, Inc.	1,500	39,690
Snap-On, Inc.	500	24,050
Stanley Works	600	33,216
Whirlpool Corp.	595	50,521

		572,689

Household Products - 2.1%
Clorox Co.	1,200	76,428
Colgate-Palmolive Co.	3,900	260,481
Kimberly-Clark Corp.	3,439	235,537
Procter & Gamble Co.	23,587	1,489,755

		2,062,201

Independent Power Producers & Energy Traders - 0.5%
AES Corp.*	5,000	107,600
Constellation Energy Group, Inc.	1,400	121,730
Dynegy, Inc.*	3,200	29,632
TXU Corp.	3,400	217,940

		476,902

Industrial Conglomerates - 3.8%
3M Co.	5,500	420,365
General Electric Co.	77,200	2,729,792
Textron, Inc.	900	80,820
Tyco International Ltd.	14,625	461,419

		3,692,396

Insurance - 4.7%
ACE Ltd.	2,500	142,650
Aflac, Inc.	3,700	174,122
Allstate Corp.	4,600	276,276
AMBAC Financial Group, Inc.	800	69,112
American International Group, Inc.	19,452	1,307,563
AON Corp.	2,100	79,716
Chubb Corp.	3,100	160,177
Cincinnati Financial Corp.	1,374	58,258
Genworth Financial, Inc.	3,400	118,796
Hartford Financial Services Group, Inc.	2,400	229,392
Lincoln National Corp.	2,132	144,528
Loews Corp.	3,400	154,462
Marsh & McLennan Co.’s, Inc.	4,200	123,018
MBIA, Inc.	1,000	65,490
Metlife, Inc.	5,600	353,640
Principal Financial Group	2,100	125,727
Progressive Corp.	5,700	124,374
Prudential Financial, Inc.	3,500	315,910
Safeco Corp.	800	53,144
The Travelers Co.’s, Inc.	5,004	259,057
Torchmark Corp.	800	52,472
Unum Group	2,400	55,272
XL Capital Ltd.	1,400	97,944

		4,541,100

Internet & Catalog Retail - 0.2%
Amazon.Com, Inc.*	2,400	95,496
IAC/InterActiveCorp*	1,700	64,107

		159,603

Internet Software & Services - 1.4%
eBay, Inc.*	8,367	277,366
Google, Inc.*	1,610	737,638
VeriSign, Inc.*	1,900	47,728
Yahoo!, Inc.*	9,300	290,997

		1,353,729

EQUITY SECURITIES - 98.7%	Shares	Value

IT Services - 1.1%
Affiliated Computer Services, Inc.*	800	47,104
Automatic Data Processing, Inc.	4,100	198,440
Cognizant Technology Solutions Corp.*	1,100	97,097
Computer Sciences Corp.*	1,200	62,556
Convergys Corp.*	900	22,869
Electronic Data Systems Corp.	4,000	110,720
Fidelity National Information Services, Inc.	1,200	54,552
First Data Corp.	5,634	151,555
Fiserv, Inc.*	1,200	63,672
Paychex, Inc.	2,550	96,568
Sabre Holdings Corp.	1,034	33,864
Unisys Corp.*	2,900	24,447
Western Union Co.	5,634	123,666

		1,087,110

Leisure Equipment & Products - 0.2%
Brunswick Corp.	800	25,480
Eastman Kodak Co.	2,300	51,888
Hasbro, Inc.	1,300	37,206
Mattel, Inc.	2,700	74,439

		189,013

Life Sciences — Tools & Services - 0.3%
Applera Corp. — Applied Biosystems Group	1,500	44,355
Millipore Corp.*	400	28,988
PerkinElmer, Inc.	1,100	26,642
Thermo Fisher Scientific, Inc.*	3,000	140,250
Waters Corp.*	800	46,400

		286,635

Machinery - 1.6%
Caterpillar, Inc.	4,900	328,447
Cummins, Inc.	400	57,888
Danaher Corp.	1,800	128,610
Deere & Co.	1,700	184,688
Dover Corp.	1,600	78,096
Eaton Corp.	1,100	91,916
Illinois Tool Works, Inc.	3,100	159,960
Ingersoll-Rand Co. Ltd.	2,400	104,088
ITT Corp.	1,400	84,448
PACCAR, Inc.	1,925	141,295
Pall Corp.	1,000	38,000
Parker Hannifin Corp.	900	77,679
Terex Corp.*	800	57,408

		1,532,523

Media - 3.5%
CBS Corp., Class B	5,401	165,217
Clear Channel Communications, Inc.	3,800	133,152
Comcast Corp.*	23,271	603,882
DIRECTV Group, Inc.*	5,600	129,192
Dow Jones & Co., Inc.	500	17,235
E.W. Scripps Co.	700	31,276
Gannett Co., Inc.	1,800	101,322
Interpublic Group of Co.’s., Inc.*	3,511	43,220
McClatchy Co.	1	32
McGraw-Hill Co.’s, Inc.	2,700	169,776
Meredith Corp.	300	17,217
New York Times Co.	1,100	25,861
News Corp.	17,500	404,600
Omnicom Group, Inc.	1,300	133,094
Time Warner, Inc.	28,700	565,964
Tribune Co.	1,302	41,807
Viacom, Inc., Class B*	5,201	213,813
Walt Disney Co.	15,500	533,665

		3,330,325

EQUITY SECURITIES - 98.7%	Shares	Value

Metals & Mining - 0.9%
Alcoa, Inc.	6,424	217,774
Allegheny Technologies, Inc.	750	80,017
Freeport-McMoRan Copper & Gold, Inc.	2,605	172,425
Newmont Mining Corp.	3,300	138,567
Nucor Corp.	2,200	143,286
United States Steel Corp.	900	89,253

		841,322

Multiline Retail - 1.3%
Big Lots, Inc.*	700	21,896
Dillard’s, Inc.	300	9,819
Dollar General Corp.	2,150	45,472
Family Dollar Stores, Inc.	1,200	35,544
Federated Department Stores, Inc.	4,044	182,182
J.C. Penney Co., Inc.	1,700	139,672
Kohl’s Corp.*	2,500	191,525
Nordstrom, Inc.	1,800	95,292
Sears Holdings Corp.*	629	113,321
Target Corp.	6,400	379,264

		1,213,987

Multi-Utilities - 1.2%
Ameren Corp.	1,600	80,480
Centerpoint Energy, Inc.	2,400	43,056
CMS Energy Corp.	1,800	32,040
Consolidated Edison, Inc.	2,000	102,120
Dominion Resources, Inc.	2,616	232,222
DTE Energy Co.	1,400	67,060
Integrys Energy Group, Inc.	430	23,869
KeySpan Corp.	1,400	57,610
NiSource, Inc.	2,040	49,858
PG&E Corp.	2,700	130,329
Public Service Enterprise Group, Inc.	1,900	157,776
Sempra Energy	1,900	115,919
TECO Energy, Inc.	1,800	30,978
Xcel Energy, Inc.	3,045	75,181

		1,198,498

Office Electronics - 0.1%
Xerox Corp.*	7,200	121,608

Oil, Gas & Consumable Fuels - 8.1%
Anadarko Petroleum Corp.	3,448	148,195
Apache Corp.	2,496	176,467
Chesapeake Energy Corp.	3,200	98,816
Chevron Corp.	16,168	1,195,785
ConocoPhillips	12,296	840,432
Consol Energy, Inc.	1,500	58,695
Devon Energy Corp.	3,300	228,426
El Paso Corp.	5,459	78,992
EOG Resources, Inc.	1,800	128,412
Exxon Mobil Corp.	42,678	3,220,055
Hess Corp.	2,100	116,487
Kinder Morgan, Inc.	800	85,160
Marathon Oil Corp.	2,641	261,010
Murphy Oil Corp.	1,456	77,750
Occidental Petroleum Corp.	6,200	305,722
Peabody Energy Corp.	2,000	80,480
Spectra Energy Corp.	4,504	118,320
Sunoco, Inc.	900	63,396
Valero Energy Corp.	4,500	290,205
Williams Co.’s, Inc.	4,300	122,378
XTO Energy, Inc.	2,666	146,124

		7,841,307

EQUITY SECURITIES - 98.7%	Shares	Value

Paper & Forest Products - 0.3%
International Paper Co.	3,543	128,965
MeadWestvaco Corp.	1,400	43,176
Weyerhaeuser Co.	1,601	119,659

		291,800

Personal Products - 0.2%
Avon Products, Inc.	3,400	126,684
Estee Lauder Co.’s, Inc.	807	39,422

		166,106

Pharmaceuticals - 6.2%
Abbott Laboratories, Inc.	11,600	647,280
Allergan, Inc.	1,100	121,902
Barr Pharmaceuticals, Inc.*	700	32,445
Bristol-Myers Squibb Co.	15,200	421,952
Eli Lilly & Co.	7,300	392,083
Forest Laboratories, Inc.*	2,300	118,312
Johnson & Johnson	21,732	1,309,570
King Pharmaceuticals, Inc.*	1,800	35,406
Merck & Co., Inc.	16,200	715,554
Mylan Laboratories, Inc.	1,600	33,824
Pfizer, Inc.	53,342	1,347,419
Schering-Plough Corp.	11,200	285,712
Watson Pharmaceutical, Inc.*	900	23,787
Wyeth	10,100	505,303

		5,990,549

Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co.	800	46,152
Archstone-Smith Trust	1,600	86,848
AvalonBay Communities, Inc.	600	78,000
Boston Properties, Inc.	900	105,660
Developers Diversified Realty Corp.	900	56,610
Equity Residential	2,200	106,106
Host Hotels & Resorts, Inc.	3,900	102,609
Kimco Realty Corp.	1,700	82,858
Plum Creek Timber Co., Inc.	1,400	55,188
ProLogis	1,900	123,367
Public Storage, Inc.	900	85,203
Simon Property Group, Inc.	1,700	189,125
Vornado Realty Trust	1,000	119,340

		1,237,066

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc.*	1,400	47,852
Realogy Corp.*	1,490	44,119

		91,971

Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	2,700	217,161
CSX Corp.	3,300	132,165
Norfolk Southern Corp.	2,900	146,740
Ryder System, Inc.	500	24,670
Union Pacific Corp.	2,000	203,100

		723,836

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Micro Devices, Inc.*	4,227	55,205
Altera Corp.*	2,800	55,972
Analog Devices, Inc.	2,600	89,674
Applied Materials, Inc.	10,300	188,696
Broadcom Corp.*	3,450	110,641
Intel Corp.	43,100	824,503
KLA-Tencor Corp.	1,400	74,648
Linear Technology Corp.	2,300	72,657
LSI Corp.*	5,700	59,508
Maxim Integrated Products, Inc.	2,472	72,677
Micron Technology, Inc.*	5,500	66,440
National Semiconductor Corp.	2,000	48,280
Novellus Systems, Inc.*	800	25,616
Nvidia Corp.*	2,600	74,828
PMC — Sierra, Inc.*	1,600	11,216
Teradyne, Inc.*	1,300	21,502
Texas Instruments, Inc.	11,000	331,100
Xilinx, Inc.	2,700	69,471

		2,252,634

EQUITY SECURITIES - 98.7%	Shares	Value

Software - 3.2%
Adobe Systems, Inc.*	4,300	179,310
Autodesk, Inc.*	1,700	63,920
BMC Software, Inc.*	1,500	46,185
CA, Inc.	3,200	82,912
Citrix Systems, Inc.*	1,500	48,045
Compuware Corp.*	1,900	18,031
Electronic Arts, Inc.*	2,400	120,864
Intuit, Inc.*	2,600	71,136
Microsoft Corp.	64,500	1,797,615
Novell, Inc.*	2,500	18,050
Oracle Corp.*	29,722	538,860
Symantec Corp.*	7,021	121,463

		3,106,391

Specialty Retail - 2.0%
Abercrombie & Fitch Co.	600	45,408
Autonation, Inc.*	1,294	27,485
Autozone, Inc.*	400	51,256
Bed Bath & Beyond, Inc.*	2,100	84,357
Best Buy Co., Inc.	3,050	148,596
Circuit City Stores, Inc.	1,200	22,236
Gap, Inc.	4,200	72,282
Home Depot, Inc.	15,300	562,122
Limited Brands, Inc.	2,681	69,867
Lowe’s Co.’s, Inc.	11,500	362,135
Office Depot, Inc.*	2,200	77,308
OfficeMax, Inc.	500	26,370
RadioShack Corp.	1,200	32,436
Sherwin-Williams Co.	900	59,436
Staples, Inc.	5,500	142,120
Tiffany & Co.	900	40,932
TJX Co.’s, Inc.	3,300	88,968

		1,913,314

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	2,700	135,135
Jones Apparel Group, Inc.	800	24,584
Liz Claiborne, Inc.	800	34,280
Nike, Inc., Class B	1,400	148,764
Polo Ralph Lauren Corp.	400	35,260
VF Corp.	700	57,834

		435,857

Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	4,323	145,426
Fannie Mae	7,200	392,976
Freddie Mac	5,100	303,399
Hudson City Bancorp, Inc.	3,800	51,984
MGIC Investment Corp.	600	5,352
Sovereign Bancorp, Inc.	2,745	69,833
Washington Mutual, Inc.	6,696	270,384

		1,269,354

Tobacco - 1.6%
Altria Group, Inc.	15,700	1,378,617
Reynolds American, Inc.	1,300	81,133
UST, Inc.	1,100	63,778

		1,523,528

EQUITY SECURITIES - 98.7%	Shares	Value

Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	600	46,344

Wireless Telecommunication Services - 0.6%
Alltel Corp.	2,700	167,400
Sprint Nextel Corp.	21,462	406,920

		574,320

Total Equity Securities (Cost $85,086,573)		95,277,668

Money Market Funds - 0.6%

AIM STIT STIC Prime Fund	593,910	593,910
Federated Prime Obligations Fund	16	16

Total Money Market Funds (Cost $593,926)		593,926

	Principal
U.S. Treasury - 0.7%	Amount

United States Treasury Bill, 6/7/07#	$645,000	639,070

Total U.S. Treasury (Cost $639,070)		639,070

TOTAL INVESTMENTS (Cost $86,319,569) - 100.0%		96,510,664
Other assets and liabilities, net — (0.0%)		(3,075)

NET ASSETS - 100%		$96,507,589

Underlying
			Face	Unrealized
	Number of	Expiration	Amount	Appreciation
Futures	Contracts	Date	At Value	(Depreciation)

Purchased:
E-mini S&P 500#	19	6/07	$1,359,640	$11,072

*	Non-income producing security.

#	Futures collateralized by 645,000 units of U.S. Treasury Bills.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

	Principal
Taxable Variable Rate Demand Notes* - 76.5%	Amount	Value

Alabama State IDA Revenue:
5.37%, 5/1/10, LOC: Regions Bank (r)	$145,000	$145,000
5.37%, 5/1/10, LOC: RBC Centura Bank (r)	825,000	825,000
American Buildings Co., 5.32%, 8/1/20, LOC: Canadian Imperial Bank (r)	3,000,000	3,000,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 5.37%, 6/1/21, LOC:
Comercia Bank (r)	600,000	600,000
Byron Park, 5.41%, 1/20/31, LOC: Crédit Agricole (r)	2,250,000	2,250,000
California Statewide Communities Development Authority Revenue, 5.44%, 12/15/36, LOC:
Bank of the West (r)	3,300,000	3,300,000
Chambers County Alabama IDA Revenue, 5.32%, 2/1/28, LOC: Colonial Bank, C/LOC: FHLB (r)	1,575,000	1,575,000
Chatham Centre LLC, 5.44%, 4/1/22, LOC: Bank of North Georgia (r)	280,000	280,000
CIDC-Hudson House LLC , 5.55%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,150,000	1,150,000
Dayton Wheel Concepts, Inc., 5.38%, 5/1/24, LOC: National City Bank (r)	1,486,000	1,486,000
Durham North Carolina GO, 5.40%, 5/1/18, BPA: Bank of America (r)	2,555,000	2,555,000
Florida State Housing Finance Corp. MFH Revenue, 5.37%, 10/15/32, LOC: Fannie Mae (r)	480,000	480,000
Four Fishers LLC, 5.37%, 4/1/24, LOC: LaSalle Bank Midwest (r)	2,895,000	2,895,000
Grove City Church of the Nazarene, 5.38%, 2/1/24, LOC: National City Bank (r)	971,000	971,000
Haskell Capital Partners Ltd., 5.32%, 9/1/20, LOC: Colonial Bank, C/LOC: FHLB (r)	810,000	810,000
Hillcrest Baptist Church, 5.42%, 12/1/20, LOC: Wachovia Bank (r)	3,350,000	3,350,000
Holland Board of Public Works Home Building Co., 5.50%, 11/1/22, LOC: Wells Fargo Bank (r)	1,245,000	1,245,000
Hopkinsville Kentucky Industrial Building LO Revenue, 5.38%, 8/1/24, LOC: Comercia Bank (r)	2,390,000	2,390,000
Illinois State Development Finance Authority Revenue, 5.42%, 7/1/10, LOC: Lasalle Bank (r)	400,000	400,000
Iowa State Finance Authority IDA Revenue, 5.40%, 11/1/17, LOC: Societe Generale (r)	400,000	400,000
Kaneville Road Joint Venture, Inc., 5.38%, 11/1/32, LOC: First American Bank ,C/LOC: FHLB (r)	315,000	315,000
Kansas City Missouri IDA MFH Revenue, 5.42%, 3/1/35, LOC: LaSalle Bank (r)	815,000	815,000
Macon-Bibb County Georgia Industrial Authority Revenue, 5.42%, 7/1/14, LOC: AmSouth Bank (r)	1,000,000	1,000,000
Maniilaq Association Revenue, 5.35%, 11/1/22, LOC: Washington Mutual Bank, C/LOC: FHLB (r)	700,000	700,000
Middletown New York IDA Revenue, 5.55%, 6/1/15, LOC: Provident Bank, C/LOC: FHLB (r)	930,000	930,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 5.36%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	335,000	335,000
Mississippi Business Finance Corp. Revenue, 5.37%, 8/1/24, LOC: Regions Bank (r)	1,800,000	1,800,000
MOB Management One LLC, 5.64%, 12/1/26, LOC: Columbus Bank & Trust (r)	965,000	965,000
New York State MMC Corp. Revenue, 5.50%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 5.47%, 1/1/31, LOC: Bank of New York (r)	2,900,000	2,900,000
Omaha Nebraska SO, 5.37%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	1,300,000	1,300,000
Osprey Management Co. LLC, 5.40%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Pennsylvania State Higher Educational Facilities Authority Revenue, 5.47%, 11/1/36, LOC:
Sovereign Bank, C/LOC: UniCredito Italiano (r)	100,000	100,000
Peoploungers, Inc., 5.32%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	145,000	145,000
Post Apartment Homes LP, 5.32%, 7/15/29, LOC: Fannie Mae (r)	3,850,000	3,850,000
Racetrac Capital LLC, 5.34%, 9/1/20, LOC: Regions Bank (r)	300,000	300,000
Renaissance Ketchikan Group LLC, 5.57%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	4,000,000	4,000,000
Rex Lumber LLC, 5.32%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,340,000	1,340,000
Savannah Georgia Economic Development Authority Revenue, 5.42%, 3/1/18, LOC: SunTrust Bank (r)	920,000	920,000
Scott Street Land Co., 5.37%, 1/3/22, LOC: Fifth Third Bank (r)	480,000	480,000
Sea Island Co., 5.45%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,415,000	1,415,000
Shawnee Kansas Private Activity Revenue, 5.50%, 12/1/12, LOC: JPMorgan Chase Bank (r)	925,000	925,000
Shelby County Tennessee Health Educational and Housing Facilities Board Revenue, 5.37%, 12/1/34, LOC: First Tennessee Bank (r)	2,420,000	2,420,000
Southeast Alabama Gas Distribution Revenue, 5.32%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	1,555,000	1,555,000
St. Paul Minnesota Port Authority Revenue:
5.82%, 6/1/11, LOC: U.S. Bank (r)	340,000	340,000
5.42%, 12/1/23, LOC: Dexia Credit Local (r)	735,000	735,000
Tyler Enterprises LLC, 5.32%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	975,000	975,000
Washington State Housing Finance Commission Revenue:
5.37%, 2/1/28, LOC: U.S. Bank (r)	1,080,000	1,080,000
5.40%, 2/1/28, LOC: U.S. Bank (r)	690,000	690,000

Total Taxable Variable Rate Demand Notes (Cost $65,337,000)		65,337,000

	Principal
U.S. Government Agencies and Instrumentalities - 18.2%	Amount	Value

Fannie Mae:
5.00%, 8/24/07	1,000,000	999,159
5.30%, 1/8/08	500,000	500,000
Fannie Mae Discount Notes:
4/27/07	1,000,000	996,378
5/7/07	280,000	278,530
6/1/07	2,000,000	1,982,567
1/15/08	1,000,000	959,660
Federal Home Loan Bank:
5.25%, 9/4/07	1,000,000	1,000,000
5.22%, 11/14/07	535,000	535,000
5.25%, 2/1/08	500,000	500,000
3.375%, 2/15/08	500,000	492,227
5.30%, 3/5/08	500,000	500,000
5.30%, 3/19/08	1,000,000	1,000,000
5.40%, 4/9/08	500,000	500,000
Federal Home Loan Bank Discount Notes:
7/11/07	370,000	364,654
7/25/07	350,000	344,298
Freddie Mac Discount Notes:
4/18/07	1,223,000	1,220,103
5/1/07	1,000,000	995,842
5/29/07	1,000,000	991,832
6/25/07	250,000	247,049
8/3/07	119,000	116,922
8/21/07	1,000,000	980,179

Total U.S. Government Agencies and Instrumentalities (Cost $15,504,400)		15,504,400

Certificates of Deposit - 1.4%

Barclays Bank plc, 5.305%, 1/16/08	700,000	700,004
Canadian Imperial Bank, 5.42%, 5/31/07	500,000	499,893

Total Certificates of Deposit (Cost $1,199,897)		1,199,897

TOTAL INVESTMENTS (Cost $82,041,297) - 96.1%		82,041,297
Other assets and liabilities, net - 3.9%		3,309,883

NET ASSETS - 100%		$85,351,180

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*	Optional tender features give these securities a shorter effective maturity date.
Explanation of Guarantees:
BPA: Bond-Purchase Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit
Abbreviations:
AMBAC: American Municipal Bond Assurance Corp.
FHLB: Federal Home Loan Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS FOCUSED MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 91.6%	Shares	Value

Aerospace & Defense - 1.2%
Raytheon Co.	14,200	$744,932

Beverages - 4.0%
Molson Coors Brewing Co., Class B	26,000	2,460,120

Chemicals - 6.6%
Huntsman Corp.	111,300	2,124,717
International Flavors & Fragrances, Inc.	41,000	1,936,020

		4,060,737

Electronic Equipment & Instruments - 4.2%
CDW Corp.	42,200	2,592,346

Health Care Equipment & Supplies - 4.0%
Bausch & Lomb, Inc.	48,500	2,481,260

Health Care Providers & Services - 6.0%
Omnicare, Inc.	54,600	2,171,442
Tenet Healthcare Corp.*	237,600	1,527,768

		3,699,210

Hotels, Restaurants & Leisure - 9.3%
Harrah’s Entertainment, Inc.	27,800	2,347,710
McDonald’s Corp.	33,300	1,500,165
Yum! Brands, Inc.	32,700	1,888,752

		5,736,627

Household Durables - 6.6%
Black & Decker Corp.	22,500	1,836,450
D.R. Horton, Inc.	100,600	2,213,200

		4,049,650

Industrial Conglomerates - 1.5%
Tyco International Ltd.	30,300	955,965

Insurance - 3.2%
Conseco, Inc.*	114,400	1,979,120

Media - 11.4%
Cablevision Systems Corp.	67,800	2,063,154
Discovery Holding Co.*	120,700	2,308,991
E.W. Scripps Co.	59,100	2,640,588

		7,012,733

Personal Products - 3.7%
Estee Lauder Co.’s, Inc.	46,800	2,286,180

Pharmaceuticals - 0.4%
Alpharma, Inc.	10,100	243,208

EQUITY SECURITIES - 91.6%	Shares	Value

Semiconductors & Semiconductor Equipment - 13.9%
Intel Corp.	133,900	2,561,507
International Rectifier Corp.*	72,100	2,754,941
National Semiconductor Corp.	135,800	3,278,212

		8,594,660

Textiles, Apparel & Luxury Goods - 8.9%
Liz Claiborne, Inc.	61,000	2,613,850
Timberland Co.*	110,300	2,871,109

		5,484,959

Thrifts & Mortgage Finance - 5.6%
Sovereign Bancorp, Inc.	107,205	2,727,295
Washington Mutual, Inc.	17,500	706,650

		3,433,945

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	36,000	682,560

Total Equity Securities (Cost $50,377,758)		56,498,212

Exchange Traded Funds - 3.1%

iShares Russell Midcap Value Index Fund	12,200	1,872,700

Total Exchange Traded Funds (Cost $1,841,139)		1,872,700

	Principal
U.S. Government Agencies and Instrumentalities - 5.0%	Amount

Federal Home Loan Bank Discount Notes, 4/2/07	$3,100,000	3,099,570

Total U.S. Government Agencies and Instrumentalities (Cost $3,099,570)		3,099,570

TOTAL INVESTMENTS (Cost $55,318,467) - 99.7%		61,470,482
Other assets and liabilities, net - 0.3%		180,206

NET ASSETS - 100%		$61,650,688

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007

EQUITY SECURITIES - 94.1%	Shares	Value

Aerospace & Defense - 4.5%
Armor Holdings, Inc.*	6,600	$444,378
Heico Corp.	7,700	280,973
Teledyne Technologies, Inc.*	7,100	265,824

		991,175

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,200	105,050

Auto Components - 1.1%
Gentex Corp.	15,500	251,875

Capital Markets - 4.9%
Evercore Partners, Inc.	2,700	84,213
Jefferies Group, Inc.	20,100	581,895
Penson Worldwide, Inc.*	13,800	416,622

		1,082,730

Commercial Banks - 10.8%
Alabama National Bancorp.	4,900	346,969
Boston Private Financial Holdings, Inc.	15,100	421,592
Centennial Bank Holdings, Inc.*	27,000	233,550
Financial Institutions, Inc.	12,500	250,875
First Republic Bank	6,325	339,652
Greater Bay Bancorp	8,600	231,254
Pacific Capital Bancorp	10,800	346,896
Westamerica Bancorporation	4,600	221,582

		2,392,370

Commercial Services & Supplies - 4.8%
FTI Consulting, Inc.*	12,800	429,952
Navigant Consulting, Inc.*	20,500	405,080
Schawk, Inc.	12,300	222,753

		1,057,785

Diversified Consumer Services - 1.7%
Matthews International Corp.	9,300	378,510

Electrical Equipment - 4.6%
Baldor Electric Co.	13,700	517,038
II-VI, Inc.*	14,700	497,595

		1,014,633

Electronic Equipment & Instruments - 5.2%
Coherent, Inc.*	14,400	457,056
Itron, Inc.*	6,900	448,776
NU Horizons Electronics Corp.*	23,800	250,614

		1,156,446

Energy Equipment & Services - 4.8%
Cal Dive International, Inc.*	35,200	429,792
Unit Corp.*	7,100	359,189
W-H Energy Services, Inc.*	5,900	275,766

		1,064,747

Health Care Equipment & Supplies - 3.1%
Merit Medical Systems, Inc.*	24,400	306,220
Orthofix International NV*	7,300	372,665

		678,885

EQUITY SECURITIES - 94.1%	Shares	Value

Health Care Providers & Services - 5.4%
AmSurg Corp.*	9,100	222,859
Bio-Reference Laboratories, Inc.*	22,000	558,800
Providence Service Corp.*	7,100	168,412
U.S. Physical Therapy, Inc.*	18,300	254,736

		1,204,807

Industrial Conglomerates - 2.7%
Carlisle Co.’s, Inc.	5,200	223,236
Teleflex, Inc.	5,400	367,578

		590,814

Insurance - 4.1%
Darwin Professional Underwriters, Inc.*	17,400	437,610
Donegal Group, Inc.	14,412	244,716
IPC Holdings Ltd.	7,900	227,915

		910,241

Internet Software & Services - 1.7%
Online Resources Corp.*	33,300	381,951

IT Services - 2.2%
Wright Express Corp.*	16,100	488,313

Life Sciences — Tools & Services - 3.2%
Charles River Laboratories International, Inc.*	7,500	346,950
PAREXEL International Corp.*	5,400	194,238
Varian, Inc.*	2,900	168,954

		710,142

Machinery - 3.6%
CIRCOR International, Inc.	6,600	235,620
Kaydon Corp.	5,300	225,568
RBC Bearings, Inc.*	10,300	344,329

		805,517

Media - 3.1%
Lin TV Corp.*	25,400	403,860
Saga Communications, Inc.*	29,250	284,603

		688,463

Metals & Mining - 1.5%
Northwest Pipe Co.*	8,000	318,640

Multi-Utilities - 2.0%
Aquila, Inc.*	106,500	445,170

EQUITY SECURITIES - 94.1%	Shares	Value

Oil, Gas & Consumable Fuels - 2.5%
Berry Petroleum Co.	13,000	398,580
US BioEnergy Corp.*	14,200	162,874

		561,454

Road & Rail - 2.7%
Heartland Express, Inc.	10,533	167,264
Knight Transportation, Inc.	5,837	104,015
Landstar System, Inc.	3,000	137,520
Vitran Corp., Inc.*	9,600	188,640

		597,439

Semiconductors & Semiconductor Equipment - 5.2%
Entegris, Inc.*	29,007	310,375
Micrel, Inc.*	38,000	418,760
PDF Solutions, Inc.*	37,000	417,730

		1,146,865

Software - 1.9%
i2 Technologies, Inc.*	17,200	412,800

Specialty Retail - 0.9%
Coldwater Creek, Inc.*	9,700	196,716

Textiles, Apparel & Luxury Goods - 1.7%
Fossil, Inc.*	14,500	383,815

Thrifts & Mortgage Finance - 2.4%
First Mutual Bancshares, Inc.	4,000	86,480
Franklin Bank Corp.*	5,600	100,072
Provident Financial Services, Inc.	19,600	342,020

		528,572

Trading Companies & Distributors - 1.3%
Interline Brands, Inc.*	12,800	280,576

Total Equity Securities (Cost $18,468,458)		20,826,501

	Principal
U.S. Government Agencies and Instrumentalities - 6.3%	Amount

Federal Home Loan Bank Discount Notes, 4/2/07	$1,400,000	1,399,806

Total U.S. Government Agencies and Instrumentalities (Cost $1,399,806)		1,399,806

TOTAL INVESTMENTS (Cost $19,868,264) - 100.4%		22,226,307
Other assets and liabilities, net — (0.4%)		(81,315)

NET ASSETS - 100%		$22,144,992

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES
General: The Ameritas Portfolios (the “Portfolios”) are series of Calvert Variable Series, Inc. (“CVS” or the “Fund”), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of fourteen separate portfolios, eight of which are reported herein. The Income & Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The Focused MidCap Value and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At March 31, 2007, no securities were fair valued under the direction of the Board of Directors.
Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.
Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.
New Accounting Pronouncements:
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” – an interpretation of FASB Statement 109 (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2007, and net realized capital loss carryforwards as of December 31, 2006 with expiration dates:

		INCOME &	SMALL	MIDCAP
	MONEY
	MARKET	GROWTH	CAPITALIZATION	GROWTH

Federal income tax cost	$82,041,297	$134,421,275	$30,806,868	$68,707,563

Unrealized appreciation	—	11,606,159	9,349,437	7,236,155

Unrealized (depreciation)	—	(3,873,906)	(676,283)	(1,208,642)

Net appreciation (depreciation)	—	$7,732,253	$8,673,154	$6,027,513

	CORE		FOCUSED	SMALL
				COMPANY
	STRATEGIES	INDEX 500	MIDCAP VALUE	EQUITY

Federal income tax cost	$72,295,138	$94,441,261	$55,318,467	$19,869,536

Unrealized appreciation	12,259,510	23,382,695	7,974,000	3,067,636
Unrealized (depreciation)	(906,844)	(21,313,292)	(1,821,985)	(710,865)

Net appreciation (depreciation)	$11,352,666	$2,069,403	$6,152,015	$2,356,771

CAPITAL LOSS CARRYFORWARDS

	INCOME &	CORE	SMALL
EXPIRATION DATE	GROWTH	STRATEGIES	CAPITALIZATION	INDEX 500

31-Dec-09	$9,781,857	—	$22,468,513	$4,509,591
31-Dec-10	8,079,809	$13,177,584	11,902,668	12,775,077
31-Dec-11	217,573	—	—	2,110,080
31-Dec-12	—	—	—	960,576
31-Dec-13	—	—	361,070	2,529,937
31-Dec-14	—	—	—	1,667,935

	$18,079,239	$13,177,584	$34,732,251	$24,553,196

Capital loss carryforwards may be utilized to offset current and future capital gains until expiration.
NOTE C — SUBSEQUENT EVENT
Effective April 30, 2007, the Focused MidCap Value Portfolio was renamed the MidCap Value Portfolio.

Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By:	/s/ Barbara J. Krumsiek

Barbara J. Krumsiek President — Principal Executive Officer

Date:	May 29, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek

Barbara J. Krumsiek President — Principal Executive Officer

Date:	May 29, 2007

/s/ Ronald M. Wolfsheimer

Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer

Date:	May 29, 2007